ANNUAL REPORT February 29, 2000

                                                                  NUVEEN
                                                                     Investments

NUVEEN
MONEY MARKET
FUNDS



Money Market Fund

[Photo Appears Here]

            Contents
         1  Dear Shareholder
         3  Nuveen Money Market Fund Spotlight
         4  Portfolio of Investments
         6  Statement of Net Assets
         6  Statement of Operations
         7  Statement of Changes in Net Assets
         8  Notes to Financial Statements
        11  Financial Highlights
        12  Report of Independent Public Accountants
        13  Fund Information

DEAR
Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]

Timothy R. Schwertfeger
Chairman of the Board

"We are dedicated to helping you and your financial advisor develop a family wealth management strategy unique to you and your goals and values."

Setting financial goals is an important first step toward building wealth. At Nuveen Investments, we believe those goals should not be considered ends in themselves. Rather, you and your financial advisor's focus should be on realizing your life's dreams--the things that matter most to you and how you can make them happen--or make them better.

Through a well-crafted financial plan, you have the chance to shape future generations--to broaden your sphere of influence--to leave your legacy.

As you develop that plan, you'll want to consider the different ways your success can benefit others. You may find that you want to create a new set of goals to achieve this. Working with your financial advisor, you have the ability to make those dreams a reality--for yourself and future generations.

A Trusted Resource As you face some of the most important, lasting decisions you and your family will make, you'll want to draw upon the support, counsel and objectivity of a trusted advisor. That's because your financial advisor has the expertise and access to other professionals who can help you make informed choices--choices that affect not only your loved ones today, but those your legacy will touch in the future.

        Your financial advisor can provide sound financial insight, an integrated approach to your investments and can serve as a knowledgeable friend with your family's best interest at heart.

Family Wealth Management Too often, family wealth management is thought of in one dimension--as the stewardship of your household's financial resources. At Nuveen Investments, we think of family wealth management as the map to help you reach your financial, and your life's, destinations. It's a multi-faceted strategy to plan for not just your needs, but the needs of future generations.

        We are dedicated to helping you and your financial advisor develop a family wealth management strategy unique to you and your goals and values.

The Economic Environment You may be reading this report at the suggestion of your financial advisor. I want to briefly report on the economic environment in which your Nuveen investment performed.

        The end of your fund's fiscal period, February 29, 2000, was an important day in our nation's economic life. It marked the 107th month of continued economic expansion, the longest period of expansion in history. The only period to rival that length was the 106-month expansion from February 1961 to December 1969, a period known best for its military conflicts, domestic unrest and soaring inflation.

        That was then; this is now.

                                                            ANNUAL REPORT page 1

Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within their specific areas of expertise. This select group of asset management firms directs the investment activities of the Nuveen Mutual Funds. Nuveen has chosen them for their rigorously disciplined investment approaches and their focus on consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Advisory Services (NIAS). NIAS follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing upon 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research

 .  An active, value-oriented investment style

 .  The unmatched presence and trading leverage of a market leader.

        The vigilant inflationary watch of Federal Reserve Chairman Alan Greenspan, the growth of the Internet and other technology-related developments and the globalization of the economy are three reasons for continued economic health.

        In their battle to keep inflation at bay, Greenspan's Fed raised interest rates on February 2, 2000, and again on March 21, 2000. The latest increase marked the fifth time the Fed has raised the federal funds rate--the interest that banks charge each other on overnight loans--since June 1999.

        Over the short term, the inflation threat has meant increased price fluctuations in the equity markets. Part of that is due to the fact that investors and the various markets have been watching--and reacting to--every announcement concerning economic statistics.

        Longer term, we believe there's still faith in the emerging paradigm, which holds that improvements in productivity enable us to have both economic growth and low inflation at the same time. The 1960's 106-month expansion that I noted earlier was fueled by government spending. Today's economy has been fueled by consumer spending and improved productivity.

        Performance Review Your fund's assets are invested in a diversified portfolio of high-quality money market instruments that the management team believes present minimal credit risks. I'm pleased to report that despite market volatility, the Nuveen Money Market Fund continued to provide investors with attractive short-term rates. As of February 29, 2000, Nuveen Money Market Fund offered investors a 7-day yield of 4.68%. Please see the Fund Spotlight in this report for more information.

        In Closing We believe the potential presence of inflation and price swings in the markets reinforce the importance of working with an advisor, staying focused on the long term and adhering to your financial plan. With a sound plan in place, you may be better positioned to weather the markets' ups and downs. As you pursue your life's dreams, your financial advisor can serve as a valuable resource in helping you keep market events in perspective while you focus on your overall financial plan.

        For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

        Since 1898, Nuveen has been synonymous with investments that stand the test of time. We are committed to maintaining that reputation and working with financial advisors to provide investment solutions that help individuals achieve their lives dreams. Thank you for your continued confidence.


Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 14, 2000


ANNUAL REPORT  page 2

NUVEEN MONEY MARKET FUND
Fund Spotlight as of February 29, 2000

Portfolio Statistics

Inception Date                     6/99
---------------------------------------
Net Assets                 $8.4 million
---------------------------------------
Average Weighted Maturity    13.08 days
---------------------------------------

Yields

SEC 7-Day Yield                   4.68%
---------------------------------------
SEC 30-Day Yield                  4.83%
---------------------------------------

Diversification (as a % of market value)

Basic Materials                     17%
---------------------------------------
Financials                          16%
---------------------------------------
Consumer Staples                    11%
---------------------------------------
Healthcare                          11%
---------------------------------------
Consumer Cyclicals                  10%
---------------------------------------
Utilities                            9%
---------------------------------------
Capital Goods                        7%
---------------------------------------
Industrial (Other)                   4%
---------------------------------------
Long-Term Care                       4%
---------------------------------------
Technology                           4%
---------------------------------------
Transportation                       4%
---------------------------------------
Education and Civic Organizations    2%
---------------------------------------
Housing (Multifamily)                1%
---------------------------------------

Past performance is no guarantee of future results.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

Terms To Know

SEC Yield A standardized calculation that the Securities and Exchange Commission requires mutual funds to use when advertising rates of income return. This standardized rate ensures that investors are comparing "apples to apples" when comparing advertisements from different mutual fund companies.


                                                           ANNUAL REPORT  page 3

Portfolio of Investments

Nuveen Money Market Fund
February 29, 2000




        Principal                                                                                                Amortized
     Amount (000)  Description                                                                  Ratings*              Cost
--------------------------------------------------------------------------------------------------------------------------
                   CERTIFICATES of DEPOSIT - 0.6%

           $   50  MBNA America Bank, N.A., 5.400%, 6/16/00                                          N/R        $   49,923
=================---------------------------------------------------------------------------------------------------------
                   COMMERCIAL PAPER - 61.2%

           $  150  Allmerica Financial Corporation, 0.000%, 3/09/00                                  A-1           149,804
              300  Allstate Corporation, 0.000%, 3/06/00                                             A-1           299,760
              300  AT&T Corporation, 0.000%, 3/02/00                                                A-1+           299,952
              300  Coca-Cola Company, 0.000%, 5/01/00                                                A-1           297,031
              300  Emerson Electric Company, 0.000%, 3/02/00                                        A-1+           299,952
              300  Ford Motor Credit Corporation, 0.000%, 4/06/00                                    A-1           298,263
              300  Gillette Company, 0.000%, 3/17/00                                                A-1+           299,234
              200  Hasbro Incorporated, 0.000%, 3/10/00                                              A-1           199,713
              300  MDU Resources, 0.000%, 3/08/00                                                    A-1           299,663
              300  Merrill Lynch, 0.000%, 3/10/00                                                   A-1+           299,573
              300  MetLife Funding, 0.000%, 3/27/00                                                 A-1+           298,760
              300  Motorola, Inc., 0.000%, 3/31/00                                                   A-1           298,568
              300  Pfizer Inc., 0.000%, 3/03/00                                                     A-1+           299,905
              150  Southwestern Public Service Company, 0.000%, 3/28/00                              A-1           149,346
              300  Toyota Motor Credit Corporation, 0.000%, 3/23/00                                 A-1+           298,952
              300  United Parcel Service, 0.000%, 3/31/00                                           A-1+           298,575
              150  University of Chicago, 0.000%, 3/09/00                                           A-1+           149,809
              300  Walt Disney Company, 0.000%, 3/10/00                                              A-1           299,575
              300  W.W. Grainger Corporation, 0.000%, 3/08/00                                       A-1+           299,663
--------------------------------------------------------------------------------------------------------------------------
           $5,150  Total Commercial Paper                                                                        5,136,098
=================---------------------------------------------------------------------------------------------------------
                   TAXABLE MUNICIPAL BONDS - 29.7%

                   Florida - 1.2%

           $  100  Florida Housing Finance Authority, Taxable Affordable Housing Guarantee        VMIG-1           100,000
                     Revenue Bonds, Variable Rate Demand Bonds, Series 1993A, 6.000%,
                     1/01/34+  (Mandatory put 3/02/00)

--------------------------------------------------------------------------------------------------------------------------
                   Louisiana - 17.8%

            1,500  Ascension Parish Pollution Control (BASF Wyandotte Corporation), Variable Rate    P-1         1,500,000
                     Demand Bonds, 3.900%, 12/01/05+

--------------------------------------------------------------------------------------------------------------------------
                   Minnesota - 3.6%

              300  Port Authority of the City of Saint Paul, Minnesota, Variable Rate Demand         A-1           300,000
                     Bonds, Industrial Development Revenue Bonds (Ideal Printers Project),
                     Series 1999B, 6.050%, 4/01/11+

--------------------------------------------------------------------------------------------------------------------------
                   New York - 7.1%

              300  Genessee Memorial Hospital Association, Taxable Adjustable Rate Notes, Series     N/R           300,000
                     1997, 6.140%, 2/01/17+

              300  Oswego County Industrial Development Agency (New York), Civic Facility            N/R           300,000
                     Revenue, Series 1999B (O.H. Properties), Variable Rate Demand Bonds,
                     6.140%, 6/01/24+

--------------------------------------------------------------------------------------------------------------------------
           $2,500  Total Taxable Municipal Bonds                                                                 2,500,000
=================---------------------------------------------------------------------------------------------------------


   Principal                                                                                                               Amortized
Amount (000)                 Description                                                                     Ratings*           Cost
------------------------------------------------------------------------------------------------------------------------------------
                             TAXABLE CORPORATE NOTES - 7.1%

      $  300                 Budd Office Building Associates Limited Partnership, Taxable Adjustable Rate         N/R     $  300,000
                               Notes, Series 1997, 6.140%, 10/01/47+

         300                 Fairborn Christel Manor, Inc., Floating Rate Demand Taxable Notes, Series            N/R        300,000
                               1995, 6.140%, 6/01/10+
------------------------------------------------------------------------------------------------------------------------------------
      $  600                 Total Taxable Corporate Notes                                                                   600,000
============------------------------------------------------------------------------------------------------------------------------
      $8,300                 Total Investments - 98.6%                                                                     8,286,021
============------------------------------------------------------------------------------------------------------------------------
                             Other Assets Less Liabilities - 1.4%                                                            120,812
                             -------------------------------------------------------------------------------------------------------
                             Net Assets - 100%                                                                            $8,406,833
                             =======================================================================================================

  *    Ratings (not covered by the report of independent public accountants):
       Using the higher of Standard & Poor's or Moody's rating.

  N/R  Investment is not rated.

  + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

          Statement of Net Assets
          Nuveen Money Market Fund
          February 29, 2000

------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in short-term securities, at amortized cost, which approximates market value                                 $8,286,021
Cash                                                                                                                        103,259
Receivables:
        Fund manager                                                                                                         44,989
        Interest                                                                                                             21,513
Other assets                                                                                                                     92
------------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                                                                      8,455,874
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Accrued expenses:
        12b-1 fees                                                                                                            8,130
        Other                                                                                                                18,392
Dividends payable                                                                                                            22,519
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                                                                    49,041
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                                              $8,406,833
====================================================================================================================================
Shares outstanding:
        Class A                                                                                                           4,315,822
        Class B                                                                                                             713,458
        Class C                                                                                                             934,847
        Class R                                                                                                           2,442,706
------------------------------------------------------------------------------------------------------------------------------------
Total shares outstanding                                                                                                  8,406,833
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share (net assets divided by shares outstanding)                      $     1.00
====================================================================================================================================

Statement of Operations
Nuveen Money Market Fund
For the period June 10, 1999 (commencement of operations) through February 29, 2000

------------------------------------------------------------------------------------------------------------------------------------
Investment Income                                                                                                        $  182,717
------------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                                              14,713
12b-1 service fees - Class A                                                                                                  2,959
12b-1 distribution and service fees - Class B                                                                                 2,996
12b-1 distribution and service fees - Class C                                                                                 2,582
Shareholders' servicing agent fees and expenses                                                                               1,034
Custodian's fees and expenses                                                                                                33,698
Trustees' fees and expenses                                                                                                      69
Professional fees                                                                                                             6,169
Shareholders' reports - printing and mailing expenses                                                                         6,511
Federal and state registration fees                                                                                          34,417
Other expenses                                                                                                                  106
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                                                        105,254
        Custodian fee credit                                                                                                 (1,836)
        Expense reimbursement                                                                                               (73,628)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                                 29,790
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                       152,927
Net gain from investment transactions                                                                                             -
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                                               $  152,927
====================================================================================================================================

                                 See accompanying notes to financial statements.
6

Statement of Changes in Net Assets
Nuveen Money Market Fund
For the period June 10, 1999 (commencement of operations) through February 29, 2000

------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                                                   $   152,927
Net realized gain from investment transactions                                                                                    -
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                                                  152,927
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From undistributed net investment income:
        Class A                                                                                                             (56,592)
        Class B                                                                                                             (12,275)
        Class C                                                                                                             (10,617)
        Class R                                                                                                             (73,443)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                                                  (152,927)
------------------------------------------------------------------------------------------------------------------------------------
Share Transactions
        (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                                                                         13,607,662
Net proceeds from shares issued to shareholders due to reinvestment of distributions                                         56,984
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,664,646
Cost of shares redeemed                                                                                                  (5,357,813)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from share transactions                                                                        8,306,833
Net assets at the beginning of period                                                                                       100,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                                                         $ 8,406,833
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to Financial Statements


1. General Information and Significant Accounting Policies
The Nuveen Money Market Fund (the "Fund") is a series of the Nuveen Money Market Trust (the "Trust") which was organized as a Massachusetts business trust on January 15, 1999. The Trust (and each series within the Trust) is an open-end, diversified management investment company registered under the Investment Company Act of 1940.

The Fund invests substantially all of its assets in a diversified portfolio of high quality money market instruments for current income, the stability of principal and the maintenance of liquidity.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The Fund invests in short-term securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at February 29, 2000, the dollar-weighted average life was 13.08 days).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 29, 2000, the Fund had no such outstanding purchase commitments.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes
The Fund intends to distribute all net ordinary taxable income and net realized capital gains from investment transactions, if any, and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares incur an annual 12b-1 service fee and under limited circumstances may be subject to a contingent deferred sales charge ("CDSC"). Class B Shares incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances or by specified classes of shareholders.

Insurance
The Fund has purchased liability insurance to protect against a decline in the value of securities held in the Fund's portfolio caused by the default of securities owned by the Fund. The insurance covers substantially all of the Fund's investments except U.S. Government securities. The maximum total coverage for all Nuveen money market funds is $50 million, with certain deductibles for each loss. The Fund pays the policy premiums. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the period June 10, 1999 (commencement of operations) through February 29, 2000.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby the custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares
Transactions in Fund shares were as follows:
-------------------------------------------------------------------------------
Shares sold:
        Class A                                                     $ 6,806,544
        Class B                                                       1,880,840
        Class C                                                       2,466,518
        Class R                                                       2,453,760
Shares issued to shareholders due to reinvestment of distributions:
        Class A                                                          40,650
        Class B                                                           7,514
        Class C                                                           7,829
        Class R                                                             991
-------------------------------------------------------------------------------
                                                                     13,664,646
-------------------------------------------------------------------------------
Shares redeemed:
        Class A                                                      (2,556,372)
        Class B                                                      (1,199,896)
        Class C                                                      (1,564,500)
        Class R                                                         (37,045)
-------------------------------------------------------------------------------
                                                                     (5,357,813)
-------------------------------------------------------------------------------
Net increase                                                        $ 8,306,833
===============================================================================

3. Securities Transactions
Purchases and sales (including maturities) of investments in short-term securities during the period June 10, 1999 (commencement of operations) through February 29, 2000, aggregated $43,975,468 and $35,827,000, respectively.

At February 29, 2000, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

4. Management Fee and Other Transactions with Affiliates
Under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, which is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets                         Management Fee
------------------------------------------------------------------
For the first $125 million                             .4500 of 1%
For the next $125 million                              .4375 of 1
For the next $250 million                              .4250 of 1
For the next $500 million                              .4125 of 1
For the next $1 billion                                .4000 of 1
For assets over $2 billion                             .3750 of 1
==================================================================
The management fee is reduced by, or the Adviser assumes certain Fund expenses in an amount necessary to prevent the Fund's total operating expenses (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any 12b-1 distribution or service fees and, to the extent permitted, extraordinary expenses) from exceeding .65 of 1% of the average daily net assets of the Fund. The Adviser may modify or discontinue these waivers and reimbursements at any time.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

5. Composition of Net Assets
At February 29, 2000, the Fund had an unlimited number of $.01 par value stock authorized. Net assets consisted of $8,406,833 paid-in capital.

6. Investment Composition
At February 29, 2000, the revenue sources by purpose, expressed as a percent of total investments, were as follows:

------------------------------------------------------------------
Basic Materials                                                17%
Capital Goods                                                   7
Consumer Cyclicals                                             10
Consumer Staples                                               11
Education and Civic Organizations                               2
Financials                                                     16
Health Care                                                    11
Housing/Multifamily                                             1
Industrial/Other                                                4
Long-Term Care                                                  4
Technology                                                      4
Transportation                                                  4
Utilities                                                       9
------------------------------------------------------------------
                                                              100%
==================================================================
For additional information regarding each investment security, refer to the Portfolio of Investments.

                             Financial Highlights


Selected data for a share outstanding throughout the period June 10, 1999 (commencement of operations) through February 29, 2000:

                                                                                                           Ratios/Supplemental Data
                                                                         -----------------------------------------------------------
                                                                                        Before Credit/             After
                                                                                        Reimbursement         Reimbursement (a)
                                                                                    ---------------------  -----------------------
                                                                                                    Ratio                    Ratio
                                                  Less                                             of Net                   of Net
                    Beginning            Distributions                                Ratio of Investment    Ratio of   Investment
                          Net        Net      from Net    Ending             Ending   Expenses     Income    Expenses       Income
Year Ended              Asset Investment    Investment Net Asset   Total Net Assets to Average to Average  to Average   to Average
February 28/29,         Value     Income        Income     Value  Return      (000) Net Assets Net Assets  Net Assets   Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Class A (6/99)
        2000 (c)       $ 1.00      $ .03        $ (.03)   $ 1.00    3.28%   $ 4,316     3.69%*     1.98%*       .95%*       4.71%*
Class B (6/99)
        2000 (c)         1.00        .03          (.03)     1.00    2.74        713     3.82*      1.91*       1.70*        4.03*
Class C (6/99)
        2000 (c)         1.00        .03          (.03)     1.00    2.74        935     4.44*      1.31*       1.70*        4.04*
Class R (6/99)
        2000 (c)         1.00        .03          (.03)     1.00    3.46      2,443     2.52*      2.93*        .70*        4.74*
====================================================================================================================================


                             After Credit/
                           Reimbursement (b)
                        -----------------------
                                         Ratio
                                        of Net
                          Ratio of  Investment
                          Expenses   Income to
Year Ended              to Average     Average
February 28/29,         Net Assets  Net Assets
-----------------------------------------------
class A (6/99)
        2000 (c)             .90%*      4.77%*
Class B (6/99)
        2000 (c)            1.65*       4.09*
Class C (6/99)
        2000 (c)            1.65*       4.10*
Class R (6/99)
        2000 (c)             .65*       4.80*
===============================================









*    Annualized

(a) After expense reimbursement from the investment adviser, where applicable.

(b)  After custodian fee credit and expense reimbursement, where applicable.

(c) For the period June 10, 1999 (commencement of operations) through February 29, 2000.

Report of Independent Public Accountants




To the Board of Trustees and Shareholders of Nuveen Money Market Fund

We have audited the accompanying statement of net assets of the Nuveen Money Market Fund (a series of the Nuveen Money Market Trust) (a Massachusetts business trust) including the portfolio of investments, as of February 29, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Money Market Fund as of February 29, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period indicated thereon in conformity with accounting principles generally accepted in the United States.



ARTHUR ANDERSEN LLP
Chicago, Illinois
April 14, 2000

Fund Information

Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Transfer Agent and Shareholder Services

Chase Global Funds Services
73 Tremont Street
Boston, MA 02108

(800) 257-8787

Legal Counsel

Morgan, Lewis &
Bockius LLP
Washington, D.C.

Independent Public Accountants

Arthur Andersen LLP
Chicago, IL

SERVING INVESTORS
     FOR GENERATIONS

[Photo of John Nuveen, Sr. Appears Here]

John Nuveen, Sr.


A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Adviser Today

To find out how the Nuveen Innovation Fund might round out your investment portfolio, contact your financial adviser today. Or call Nuveen at
(800) 257.8787 for more information. Ask your adviser or call for a prospectus which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN
    Investments

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com

ANNUAL REPORT February 29, 2000


                                                              NUVEEN INVESTMENTS



NUVEEN
MONEY MARKET
FUNDS



Institutional Tax-Exempt


[PHOTO APPEARS HERE]

Fund Information




Board of Trustees

Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


Fund Manager

Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Transfer Agent and
Shareholder Services

Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 257-8787


Legal Counsel

Morgan, Lewis &
Bockius LLP
Washington, D.C.


Independent Public Accountants

Arthur Andersen LLP
Chicago, IL



    Contents

 1  Dear Shareholder
 3  Nuveen Institutional Tax-Exempt
    Money Market Fund Spotlight
 4  Portfolio of Investments
 7  Statement of Net Assets
 7  Statement of Operations
 8  Statement of Changes in Net Assets
 9  Notes to Financial Statements
12  Financial Highlights
13  Report of Independent Public Accountants

Shareholder Meeting Report
A special shareholder meeting was held in Chicago, Illinois on June 4, 1999


-----------------------------------------------------
Approval of the Trustees was reached as follows:
=====================================================
Robert P. Bremner
  For                                     290,212,736
  Withhold                                  1,508,694
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
Lawrence H. Brown
  For                                     290,267,176
  Withhold                                  1,454,254
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
Anne E. Impellizzeri
  For                                     290,267,176
  Withhold                                  1,454,254
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
Peter R. Sawers
  For                                     290,267,176
  Withhold                                  1,454,254
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
William J. Schneider
  For                                     290,267,176
  Withhold                                  1,454,254
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
Timothy R. Schwertfeger
  For                                     290,267,176
  Withhold                                  1,454,254
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
Judith M. Stockdale
  For                                     290,267,176
  Withhold                                  1,454,254
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
Ratification of auditors was reached as follows:
  For                                     281,738,543
  Against                                   5,286,351
  Abstain                                   4,696,536
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
Approval of new investment management agreement:
  For                                     246,931,226
  Against                                  16,024,921
  Abstain                                   6,514,227
  Broker Non-Vote                          22,251,056
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
Approval of plan and agreement of reorganization:
  For                                     287,068,431
  Against                                  14,426,701
  Abstain                                   6,166,102
  Broker Non-Vote                          22,251,056
-----------------------------------------------------
  Total                                   329,912,290
=====================================================
Approval of amendments to the Fund's investment
objective:
  For                                     255,671,676
  Against                                   6,917,244
  Abstain                                   6,881,453
  Broker Non-Vote                          22,251,057
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
Approval of elimination of the Fund's fundamental
investment policy on unseasoned issues:
  For                                     225,969,446
  Against                                  39,481,838
  Abstain                                   4,019,091
  Broker Non-Vote                          22,251,057
-----------------------------------------------------
  Total                                   291,721,430
=====================================================
Approval of elimination of the Fund's fundamental
investment policy on limitations on ownership of
securities:
  For                                     260,470,013
  Against                                   4,510,347
  Abstain                                   4,490,013
  Broker Non-Vote                          22,251,057
-----------------------------------------------------
  Total                                   291,721,430
=====================================================

DEAR

Shareholder,

[Photo of Timothy R. Schwertfeger appears here]
Timothy R. Schwertfeger
Chairman of the Board


Setting financial goals is an important first step toward building wealth. At Nuveen Investments, we believe those goals should not be considered ends in themselves. Rather, you and your financial advisor's focus should be on realizing your life's dreams -- the things that matter most to you and how you can make them happen -- or make them better.

Through a well-crafted financial plan, you have the chance to shape future generations -- to broaden your sphere of influence -- to leave your legacy.

As you develop that plan, you'll want to consider the different ways your success can benefit others. You may find that you want to create a new set of goals to achieve this. Working with your financial advisor, you have the ability to make those dreams a reality -- for yourself and future generations.

A Trusted Resource As you face some of the most important, lasting decisions you and your family will make, you'll want to draw upon the support, counsel and objectivity of a trusted advisor. That's because your financial advisor has the expertise and access to other professionals who can help you make informed choices -- choices that affect not only your loved ones today, but those your legacy will touch in the future.

     Your financial advisor can provide sound financial insight, an integrated approach to your investments and can serve as a knowledgeable friend with your family's best interest at heart.

     We are dedicated to helping you and your financial advisor develop a family wealth management strategy unique to you and your goals and values.

Family Wealth Management Too often, family wealth management is thought of in one dimension--as the stewardship of your household's financial resources. At Nuveen Investments, we think of family wealth management as the map to help you reach your financial, and your life's, destinations. It's a multi-faceted strategy to plan for not just your needs, but the needs of future generations.

The Economic Environment You may be reading this report at the suggestion of your financial advisor. I want to briefly report on the economic environment in which your Nuveen investment performed.

     The end of your fund's fiscal period, February 29, 2000, was an important day in our nation's economic life. It marked the 107th month of continued economic expansion, the longest period of expansion in history. The only period to rival that length was the 106-month expansion from February 1961 to December 1969, a peri-

 "We are dedicated to helping you and your financial advisor develop a family wealth management strategy unique to you and your goals and values."

                                                           ANNUAL REPORT  page 1

Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within their specific areas of expertise. This select group of asset management firms directs the investment activities of the Nuveen Mutual Funds. Nuveen has chosen them for their rigorously disciplined investment approaches and their focus on consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Advisory Services (NIAS). NIAS follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing upon 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence and trading leverage of a market leader.


od known best for its military conflicts, domestic unrest and soaring inflation.

     That was then; this is now.

     The vigilant inflationary watch of Federal Reserve Chairman Alan Greenspan, the growth of the Internet and other technology-related developments and the globalization of the economy are three reasons for continued economic health.

     In their battle to keep inflation at bay, Greenspan's Fed raised interest rates on February 2, 2000, and again on March 21, 2000. The latest increase marked the fifth time the Fed has raised the federal funds rate -- the interest that banks charge each other on overnight loans -- since June 1999.

     Over the short term, the inflation threat has meant increased price fluctuations in the equity markets. Part of that is due to the fact that investors and the various markets have been watching -- and reacting to -- every announcement concerning economic statistics.

     Longer term, we believe there's still faith in the emerging paradigm, which holds that improvements in productivity enable us to have both economic growth and low inflation at the same time. The 1960's 106-month expansion that I noted earlier was fueled by government spending. Today's economy has been fueled by consumer spending and improved productivity.

Performance Review I'm pleased to report that despite market volatility, the Nuveen Institutional Tax-Exempt Money Market Fund continued to provide investors with attractive short-term rates. As of February 29, 2000, the fund offered investors a 7-day tax-free yield of 3.31%, which represented a taxable-equivalent yield of 4.80% for investors in the 31% federal income tax bracket. Please see the Fund Spotlight in this report for more information.

In Closing We believe the potential presence of inflation and price swings in the markets reinforce the importance of working with an advisor, staying focused on the long term and adhering to your financial plan. With a sound plan in place, you may be better positioned to weather the markets' ups and downs. As you pursue your life's dreams, your financial advisor can serve as a valuable resource in helping you keep market events in perspective while you focus on your overall financial plan.

     For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

     Since 1898, Nuveen has been synonymous with investments that stand the test of time. We are committed to maintaining that reputation and working with financial advisors to provide investment solutions that help individuals achieve their lives dreams. Thank you for your continued confidence.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 14, 2000

ANNUAL REPORT  page 2

NUVEEN INSTITUTIONAL TAX-EXEMPT MONEY MARKET FUND

Fund Spotlight as of February 29, 2000


Portfolio Statistics

Inception Date                         3/81
-------------------------------------------
Net Assets                   $235.3 million
-------------------------------------------
Average Weighted Maturity         39.6 days
-------------------------------------------

Tax-Free Yields

SEC 7-Day Yield                       3.31%
-------------------------------------------
SEC 30-Day Yield                      3.09%
-------------------------------------------

Taxable Equivalent
(based on a federal income tax rate of 31%)

SEC 7-Day Yield                       4.80%
-------------------------------------------
SEC 30-Day Yield                      4.48%
-------------------------------------------


Diversification (as a % of market value)

Health Care                             25%
-------------------------------------------
Long-Term Care                          23%
-------------------------------------------
Tax Obligation (General)                21%
-------------------------------------------
Education and Civic Organizations        8%
-------------------------------------------
Housing (Multifamily)                    7%
-------------------------------------------
Financials                               5%
-------------------------------------------
Transportation                           5%
-------------------------------------------
Utilities                                3%
-------------------------------------------
Tax Obligation (Limited)                 2%
-------------------------------------------
Other                                    1%
-------------------------------------------


Past performance is no guarantee of future results.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund serves to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.

Terms To Know

SEC Yield A standardized calculation that the Securities and Exchange Commission requires mutual funds to use when advertising rates of income return. This standardized rate ensures that investors are comparing "apples to apples" when comparing advertisements from different mutual fund companies.

Taxable Equivalent Yield The yield that would have to be earned on a security to pay as much, after tax, as what is earned from a tax-exempt bond.

                                                           ANNUAL REPORT  page 3

Portfolio of Investments
Nuveen Institutional Tax-Exempt Money Market Fund
February 29, 2000

     Principal                                                                                                            Amortized
  Amount (000)   Description                                                                                Ratings*           Cost
------------------------------------------------------------------------------------------------------------------------------------
                 Alabama - 0.8%

      $  2,000   Dallas County Housing Development Corporation, Housing Development Revenue, Series 1999,        A-1   $  2,000,000
                   Variable Rate Demand Bonds, 4.060%, 7/01/19+
------------------------------------------------------------------------------------------------------------------------------------
                 Arizona - 1.9%

         4,500   Rancho Ladera Certificates Trust, Variable Rate Certificates of Participation, 1999 Series   VMIG-1      4,500,000
                   A (Interests in Industrial Development Authority of the City of Phoenix, Arizona),
                   Multifamily Housing Revenue Bonds, Series 1997, 4.050%, 10/01/08+
------------------------------------------------------------------------------------------------------------------------------------
                 District of Columbia - 3.8%

         2,700   District of Columbia (Washington, D.C.) General Obligation Bonds, Variable Rate              VMIG-1      2,700,000
                   Demand Revenue Bonds, Series 1992A-3, 3.900%, 10/01/07+

         4,650   District of Columbia (Washington, D.C.) General Obligation Bonds, Variable Rate              VMIG-1      4,650,000
                   Demand Revenue Bonds, Series 1992A-6, 3.900%, 10/01/07+

         1,700   District of Columbia (Washington, D.C.) General Obligation Bonds, Variable Rate              VMIG-1      1,700,000
                   Demand Revenue Bonds, Series 1992A-4, 3.900%, 10/01/07+
------------------------------------------------------------------------------------------------------------------------------------
                 Florida - 2.1%

         5,000   Miami Health Facilities Authority (Miami Jewish Home and Hospital for the Aged,                Aa-3      5,000,000
                   Inc.), Series 1992, Variable Rate Demand Bonds, 3.950%, 3/01/12+
------------------------------------------------------------------------------------------------------------------------------------
                 Georgia - 5.5%

         2,300   Columbia Elderly Authority, Residential Care Facilities Revenue Bonds (Augusta Resource        Aa-3      2,300,000
                   Center on Aging, Inc.), Variable Rate Demand Bonds, Series 1994, 3.950%, 1/01/21+

        10,705   Housing Authority of the County of DeKalb, Georgia, Multifamily Housing Revenue              VMIG-1     10,705,000
                   Refunding Bonds (Lenox Pointe Project), Series 1996A, Variable Rate Demand Bonds,
                   4.000%, 11/01/23+
------------------------------------------------------------------------------------------------------------------------------------
                 Illinois - 2.5%

         5,970   Illinois Educational Facilities Authority, Cultural Pool, Series 1985, Variable              VMIG-1      5,970,000
                   Rate Demand Revenue Bonds, 3.800%, 12/01/25+
------------------------------------------------------------------------------------------------------------------------------------
                 Indiana - 4.3%

         6,200   Fort Wayne, Indiana, Economic Development Revenue Bonds, Variable Rate Demand                  A-1+      6,200,000
                   Bonds, Series 1998 (St. Anne Home and Retirement), 3.990%, 9/01/23+

         4,000   Tippecanoe School Corporation, Indiana, Temporary Loan Warrants, 4.750%, 12/29/00               N/R      4,014,333
------------------------------------------------------------------------------------------------------------------------------------
                 Iowa - 2.1%

         5,000   Iowa Finance Authority (Burlington Medical Center), Series 1997, Variable Rate                  A-1      5,000,000
                   Demand Revenue Bonds, 3.950%, 6/01/27+
------------------------------------------------------------------------------------------------------------------------------------
                 Kansas - 2.3%

         1,400   Kansas State Development Finance Authority, Health Facilities Revenue Bonds, Series 1998M    VMIG-1      1,400,000
                   (Stormont-Vail Regional Medical Center), Variable Rate Demand Bonds, 3.900%, 11/15/23+

         4,000   City of Wamego, Kansas, Pollution Control Refunding Revenue Bonds (UtiliCorp United,            A-1      4,000,000
                   Inc. Project), Series 1996, Variable Rate Demand Bonds, 3.850%, 3/01/26+
------------------------------------------------------------------------------------------------------------------------------------
                 Kentucky - 4.5%

         3,000   Kentucky Asset/Liability Commission, General Fund Tax and Revenue Anticipation Notes,         MIG-1      3,002,623
                   1999 Series A, 4.250%, 6/28/00

         7,580   Kentucky Development Finance Authority (Presbyterian Homes and Services Project),            VMIG-1      7,580,000
                   Variable Rate Demand Bonds, Series 1988A, 4.010%, 11/01/18+

     Principal                                                                                                            Amortized
  Amount (000)   Description                                                                                Ratings*           Cost
------------------------------------------------------------------------------------------------------------------------------------
                 Louisiana - 2.1%

     $   5,000   New Orleans Aviation Board, Revenue Bonds, Series 1993B, Variable Rate Demand Bonds,         VMIG-1  $   5,000,000
                   3.900%, 8/01/16+
------------------------------------------------------------------------------------------------------------------------------------
                 Michigan - 6.3%

        11,800   Detroit Downtown Development Authority (Millender Center Project), Series 1988,                 A-1     11,800,000
                   Variable Rate Demand Revenue Bonds, 4.100%, 12/01/10+

         3,100   Farmington Hills Hospital Finance Authority (Botsford General Hospital), Series              VMIG-1      3,100,000
                   1991B, Variable Rate Demand Bonds, 3.900%, 2/15/16+
------------------------------------------------------------------------------------------------------------------------------------
                 Minnesota - 8.1%

         4,400   Bloomington Port Authority, Minnesota, Special Tax Revenue Refunding Bonds (Mall             VMIG-1      4,400,000
                   of America Project), Series 1999B, Variable Rate Demand Bonds, 3.950%, 2/01/13+

         1,480   City of Cohasset, Minnesota, Variable Rate Demand Revenue Refunding Bonds (Minnesota           A-1+      1,480,000
                   Power and Light Company Project), Series 1997A, 3.850%, 6/01/20+

         2,000   City of Cohasset, Minnesota, Variable Rate Demand Revenue Refunding Bonds (Minnesota           A-1+      2,000,000
                   Power and Light Company Project), Series 1997D, 3.850%, 12/01/07+

         4,000   Minneapolis/St. Paul Housing and Redevelopment Authority (Children's Health Care),            SP-1+      4,000,000
                   Series 1995, Variable Rate Demand Bonds, 3.900%, 8/15/25+

         7,195   St. Paul Housing and Redevelopment Authority, Parking Revenue Bonds, Series                  VMIG-1      7,195,000
                   1995B, Variable Rate Demand Bonds, 3.950%, 8/01/17+
------------------------------------------------------------------------------------------------------------------------------------
                 Missouri - 4.4%

         4,000   Health and Educational Facilities Authority of the State of Missouri, Variable Rate          VMIG-1      4,000,000
                   Demand Bonds, Health Facilities Revenue Bonds (Bethesda Barclay), Series 1996A,
                   4.000%, 8/15/26+

         2,600   The Industrial Development Authority of the City of Independence, Missouri,                    A-1+      2,600,000
                   Variable Rate Demand Industrial Development Revenue Bonds (The Groves and Graceland
                   College Nursing Arts Center Projects), Series 1997A, 3.850%, 11/01/27+

         3,700   Kansas City Industrial Development (Research Health System), Variable Rate Demand            VMIG-1      3,700,000
                   Bonds, 3.900%, 4/15/15+
------------------------------------------------------------------------------------------------------------------------------------
                 Nebraska - 1.9%

         4,355   Scotts Bluff County Hospital Authority, Elderly Residential Facility Refunding                  A-1      4,355,000
                   Revenue (Regional West Village Project), Variable Rate Demand Bonds, 3.900%, 12/01/31+
------------------------------------------------------------------------------------------------------------------------------------
                 Ohio - 2.1%

         5,000   County of Hamilton, Ohio, Variable Rate Demand Bonds, Hospital Facilities Revenue            VMIG-1      5,000,000
                   Bonds, Series 1997A (Children's Hospital Medical Center), 3.900%, 5/15/17+
------------------------------------------------------------------------------------------------------------------------------------
                 Oregon - 3.0%

         7,000   Multnomah County School District 1J, Portland (Oregon), 1999 Tax and Revenue                  MIG-1      7,011,206
                   Anticipation Notes, 4.000%, 6/30/00
------------------------------------------------------------------------------------------------------------------------------------
                 Pennsylvania - 17.2%

         4,000   Allegheny County Hospital Development Authority (Allegheny County, Pennsylvania),            VMIG-1      4,000,000
                   Health Center Revenue Bonds, Series 1990C (Presbyterian-University Health System,
                   Inc.), Variable Rate Demand Bonds, 3.950%, 3/01/20+

         1,630   Allegheny County Industrial Development Authority (Longwood at Oakmont, Inc.                 VMIG-1      1,630,000
                   Project), Series 1997B, Variable Rate Demand Revenue Bonds, 3.850%, 7/01/27+

         1,500   Allegheny County Industrial Development Authority (Longwood at Oakmont, Inc.                 VMIG-1      1,500,000
                   Project), Series 1997C, Variable Rate Demand Revenue Bonds, 3.850%, 7/01/27+

         4,000   Allegheny County Industrial Development Authority, Zoological Society of Pittsburgh,            A-1      4,004,863
                   Adjustable Rate Demand Revenue Bonds, Series A of 1999, 4.000%, 6/01/19+ (Mandatory
                   put 6/01/00)

         9,900   Dauphin County General Authority, Variable Rate Demand Revenue Bonds, Series of 1997         VMIG-1      9,900,000
                   (Education and Health Loan Program), 3.940%, 11/01/17+

Portfolio of Investments
Nuveen Institutional Tax-Exempt Money Market Fund (continued)
February 29, 2000

     Principal                                                                                                            Amortized
  Amount (000)   Description                                                                                Ratings*           Cost
------------------------------------------------------------------------------------------------------------------------------------
                 Pennsylvania (continued)

     $  12,500   Lancaster County Hospital Authority, Series 1998B, Variable Rate Demand Revenue Bonds           A-1   $ 12,500,000
                   (Willow Valley Lakes Manor), 3.940%, 12/01/18+

         3,440   Philadelphia Authority for Industrial Development (Horizon House, Inc. Project),             VMIG-1      3,440,000
                   Variable Rate Demand Revenue Bonds, Series 1998, 3.950%, 6/01/13+

         3,250   Philadelphia Authority for Industrial Development (The Academy of Music of                     Aa-3      3,250,000
                   Philadelphia), Variable Rate Demand Revenue Bonds, Series 1998, 3.950%, 8/01/18+
------------------------------------------------------------------------------------------------------------------------------------
                 South Dakota - 5.0%

        11,780   South Dakota Health and Educational Facilities Authority (McKennan Hospital),                VMIG-1     11,780,000
                   Series 1994, Variable Rate Demand Revenue Bonds, 3.950%, 7/01/14+
------------------------------------------------------------------------------------------------------------------------------------
                 Tennessee - 0.8%

         1,900   Chattanooga-Hamilton Counties Hospital Authority, Hospital Revenue and Refunding               A-1+      1,900,000
                   Bonds (Erlanger Medical Center), Series 1987, Variable Rate Demand Bonds, 3.850%,
                   10/01/17+
------------------------------------------------------------------------------------------------------------------------------------
                 Texas - 5.1%

        10,000   State of Texas, Tax and Revenue Anticipation Notes, Series 1999-2000A, 4.500%, 8/31/00        MIG-1     10,031,408

         1,900   Texas Health Facilities Development Corporation (North Texas Pooled Health Program),         VMIG-1      1,900,000
                   Variable Rate Demand Bonds, Series 1985A, 4.100%, 5/31/25+
------------------------------------------------------------------------------------------------------------------------------------
                 Washington - 2.5%

         1,500   Washington State Housing Finance Commission, Variable Rate Demand Nonprofit                     A-1      1,500,000
                   Revenue Bonds (Emerald Heights Project), Series 1990, 3.850%, 1/01/21+

         2,800   Washington State Housing Finance Commission, Nonprofit Revenue Bonds (Panorama               VMIG-1      2,800,000
                   City Project), Series 1997, Refunding Bonds, Variable Rate Demand Bonds, 3.950%,
                   1/01/27+

         1,620   Washington State Housing Finance Commission, Nonprofit Revenue Bonds (YMCA of                VMIG-1      1,620,000
                   Snohomish County Program), Series 1994, Variable Rate Demand Bonds, 3.950%, 8/01/19+
------------------------------------------------------------------------------------------------------------------------------------
                 Wisconsin - 10.8%

         7,200   Wisconsin Health and Educational Facilities Authority, Series 1988A (Alexian                 VMIG-1      7,200,000
                   Village of Milwaukee), Commercial Paper, 3.800%, 5/08/00

         3,000   Cedarburg School District, Series 1999, Tax and Revenue Anticipation Notes,                     N/R      3,003,766
                   4.150%, 9/08/00

         4,400   Clinton Community School District, Rock and Walworth Counties, Wisconsin, Bond                MIG-1      4,403,413
                   Anticipation Notes, 4.250%, 10/16/00

         3,515   Monroe School District of Green County, Bond Anticipation Notes, Series 1999,                 MIG-1      3,518,542
                   4.400%, 6/12/00

         7,000   Oshkosh Area School District, Wisconsin, Series 1999, Tax and Revenue                         MIG-1      7,009,702
                   Promissory Notes, 4.000%, 8/23/00
------------------------------------------------------------------------------------------------------------------------------------
      $233,170   Total Investments - 99.1%                                                                              233,254,856
==============----------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 0.9%                                                                     2,070,175
                 -------------------------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                                     $235,325,031
                 ===================================================================================================================


*    Ratings (not covered by the report of independent public accountants):
     Using the higher of Standard & Poor's or Moody's rating.

N/R  Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Statement of Net Assets
Nuveen Institutional Tax-Exempt Money Market Fund
February 29, 2000

-------------------------------------------------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at amortized cost, which approximates market value     $233,254,856
Cash                                                                                                        805,817
Receivables:
  Fund manager                                                                                              122,236
  Interest                                                                                                1,330,285
  Investments sold                                                                                          500,000
Other assets                                                                                                  9,590
-------------------------------------------------------------------------------------------------------------------
  Total assets                                                                                          236,022,784
-------------------------------------------------------------------------------------------------------------------
Liabilities
Other accrued expenses                                                                                       70,222
Dividends payable                                                                                           627,531
-------------------------------------------------------------------------------------------------------------------
  Total liabilities                                                                                         697,753
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                            $235,325,031
===================================================================================================================
Shares outstanding                                                                                      235,325,031
===================================================================================================================
Net asset value, offering and redemption price per share (net assets divided by shares outstanding)    $       1.00
===================================================================================================================

Statement of Operations*
Nuveen Institutional Tax-Exempt Money Market Fund
Year ended February 29, 2000

-------------------------------------------------------------------------------------------------------------------
Investment Income                                                                                      $ 10,478,824
-------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                           1,209,903
Shareholders' servicing agent fees and expenses                                                             105,068
Custodian's fees and expenses                                                                                98,466
Trustees' fees and expenses                                                                                   7,394
Professional fees                                                                                           138,159
Shareholders' reports - printing and mailing expenses                                                        39,135
Federal and state registration fees                                                                          57,141
Portfolio insurance expense                                                                                  31,076
Other expenses                                                                                               54,608
-------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                                      1,740,950
  Custodian fee credit                                                                                       (3,968)
  Expense reimbursement                                                                                    (331,411)
-------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                              1,405,571
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     9,073,253
Net realized gain (loss) from investment transactions                                                        (1,772)
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                             $  9,071,481
===================================================================================================================

* The statement includes the operations of the Nuveen Tax-Exempt Money Market Fund, Inc. through the close of business on June 25, 1999, and the operations of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets
Nuveen Institutional Tax-Exempt Money Market Fund


                                                                                             Year Ended        Year Ended
                                                                                               2/29/00*           2/28/99
-------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                   $     9,073,253   $    10,920,584
Net realized gain (loss) from investment transactions                                            (1,772)               --
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                    9,071,481        10,920,584
-------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders                                                                (9,073,253)      (10,920,584)
-------------------------------------------------------------------------------------------------------------------------
Share Transactions (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                                          1,482,836,758     1,894,910,826
Net proceeds from shares issued to shareholders due to reinvestment of distributions          4,987,456         5,680,509
-------------------------------------------------------------------------------------------------------------------------
                                                                                          1,487,824,214     1,900,591,335
Cost of shares redeemed                                                                  (1,598,130,841)   (2,028,459,624)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions                              (110,306,627)     (127,868,289)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                      (110,308,399)     (127,868,289)
Net assets at the beginning of year                                                         345,633,430       473,501,719
-------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                           $   235,325,031   $   345,633,430
=========================================================================================================================

* Year ended February 29, 2000, includes the changes in net assets of the Nuveen Tax-Exempt Money Market Fund, Inc. through the close of business on June 25, 1999, and the changes in net assets of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                 See accompanying notes to financial statements.

Notes to Financial Statements



1. General Information and Significant Accounting Policies

The Nuveen Institutional Tax-Exempt Money Market Fund (the "Fund") formerly, the Nuveen Tax-Exempt Money Market Fund, Inc., is a series of the Nuveen Money Market Trust (the "Trust") which was organized as a Massachusetts business trust on January 15, 1999. Nuveen Tax-Exempt Money Market Fund, Inc. was reorganized effective after the close of business on June 25, 1999, as previously approved by shareholders. The Trust (and each series within the Trust) is registered under the Investment Company Act of 1940 as an open-end, management investment company.

The Fund invests substantially all of its assets in a diversified portfolio of high quality, tax-exempt money market instruments for current income, the stability of principal, and the maintenance of liquidity.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at February 29, 2000, the dollar-weighted average life was 39.6 days).

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 29, 2000, the Fund had no such outstanding purchase commitments.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end. The Fund may also distribute, from time to time, net ordinary taxable income and/or capital gains.

Federal Income Taxes

The Fund intends to distribute all of its tax-exempt net investment income, taxable ordinary income and/or net realized capital gains from investment transactions, if any, and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. All income dividends paid during the fiscal year ended February 29, 2000, have been designated Exempt Interest Dividends. Net ordinary taxable income and net realized capital gain distributions, if any, are subject to federal taxation.

Insurance Commitments

Effective April 1, 1999, the Fund purchased liability insurance to protect against a decline in the value of securities held in the Fund's portfolio caused by the default of securities owned by the Fund. This policy replaces a similar insurance policy from MBIA Insurance Corp. The insurance covers substantially all of the Fund's investments except U.S. Government securities. The maximum total coverage for all Nuveen money market funds is $50 million, with certain deductibles for each loss. The Fund pays the policy premiums. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Derivative Financial Instruments

The Fund may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the fiscal year ended February 29, 2000.

Custodian Fee Credit

The Fund has an agreement with the custodian bank whereby the custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Securities Transactions

Purchases and sales (including maturities) of investments in short-term municipal securities during the fiscal year ended February 29, 2000, aggregated $1,293,857,568 and $1,404,148,000, respectively. The securities transactions include the purchases and sales (including maturities) of the Nuveen Tax-Exempt Money Market Fund, Inc. through June 25, 1999, and the purchases and sales (including maturities) of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.

At February 29, 2000, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes.

At February 29, 2000, the Fund had unused capital loss carryforwards of $44,203 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $3,287 of the carryforwards will expire in the year 2002, $15,535 will expire in the year 2003, $5,800 will expire in the year 2004, $17,809 will expire in the year 2007 and $1,772 will expire in the year 2008.

3. Management Fee and Other Transactions with Affiliates

For the periods prior to the close of business on June 25, 1999, under the Fund's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund paid an annual management fee, payable monthly, which was based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets                                          Management Fee
--------------------------------------------------------------------------------
For the first $500 million                                           .4000 of 1%
For the next $500 million                                            .3750 of 1
For the next $1 billion                                              .3500 of 1
For net assets over $2 billion                                       .3250 of 1
================================================================================

For the periods prior to the close of business on June 25, 1999, pursuant to the management agreement, the Adviser was obligated to reduce the management fee or assume certain Fund expenses in an amount necessary to prevent the Fund's total expenses (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) from exceeding .45 of 1% of the average daily net assets of the Fund.

Effective after the close of business on June 25, 1999, as approved by the shareholders on June 4, 1999, the management fee was as follows:

Average Daily Net Assets                                          Management Fee
--------------------------------------------------------------------------------
For the first $125 million                                           .4000 of 1%
For the next $125 million                                            .3875 of 1
For the next $250 million                                            .3750 of 1
For the next $500 million                                            .3625 of 1
For the next $1 billion                                              .3500 of 1
For net assets over $2 billion                                       .3250 of 1
================================================================================

Although not obligated to do so pursuant to the new advisory agreement, the adviser may for limited periods of time voluntarily agree to reimburse certain expenses of the Fund and had agreed to limit the total operating expenses of the Fund to .45 of 1% of the average daily net assets through December 31, 1999.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.

4. Composition of Net Assets

At February 29, 2000, the Fund had an unlimited number of $.01 par value stock authorized. Net assets consisted of $235,369,234 paid-in capital and $44,203 of accumulated net realized loss from investment transactions.

5. Investment Composition

At February 29, 2000, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

--------------------------------------------------------------------------------
Education and Civic Organizations                                             8%
Financials                                                                    5
Health Care                                                                  25
Housing/Multifamily                                                           7
Long-Term Care                                                               23
Tax Obligation/General                                                       21
Tax Obligation/Limited                                                        2
Transportation                                                                5
Utilities                                                                     3
Other                                                                         1
--------------------------------------------------------------------------------
                                                                            100%
================================================================================

At February 29, 2000, 80% of the investments owned by the Fund have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments.

          Financial Highlights


          Selected data for a share outstanding throughout each period:

Nuveen Institutional Tax-Exempt Money Market Fund*

                                                         Less
                   Beginning                    Distributions
                         Net             Net         from Net          Ending
Year Ended             Asset      Investment       Investment       Net Asset          Total
February 28/29,        Value          Income           Income           Value         Return
--------------------------------------------------------------------------------------------
2000 (c)               $1.00            $.03            $(.03)          $1.00           2.97%
1999                    1.00             .03             (.03)           1.00           3.07
1998                    1.00             .03             (.03)           1.00           3.27
1997                    1.00             .03             (.03)           1.00           3.11
1996                    1.00             .03             (.03)           1.00           3.42
============================================================================================


                                                                      Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------
                                          Before Credit/                  After                      After Credit/
                                          Reimbursement              Reimbursement (a)             Reimbursement (b)
                                   -------------------------     -------------------------     -------------------------
                                                       Ratio                         Ratio                         Ratio
                                                      of Net                        of Net                        of Net
                                     Ratio of     Investment       Ratio of     Investment       Ratio of     Investment
                       Ending        Expenses         Income       Expenses         Income       Expenses      Income to
Year Ended         Net Assets      to Average     to Average     to Average     to Average     to Average        Average
February 28/29,          (000)     Net Assets     Net Assets     Net Assets     Net Assets     Net Assets     Net Assets
------------------------------------------------------------------------------------------------------------------------
2000 (c)             $235,325             .57%          2.84%           .46%          2.95%           .46%          2.95%
1999                  345,633             .45           3.06            .45           3.06            .45           3.06
1998                  473,502             .44           3.26            .44           3.26            .44           3.26
1997                  515,403             .44           3.10            .44           3.10            .44           3.10
1996                  610,053             .44           3.43            .44           3.43            .44           3.43
========================================================================================================================

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of Nuveen Tax-Exempt Money Market Fund, Inc.
(a) After expense reimbursement from the investment adviser, where applicable.
(b) After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Nuveen Tax-Exempt Money Market Fund, Inc. through the close of business on June 25, 1999, and the financial highlights of the Nuveen Institutional Tax-Exempt Money Market Fund from such date through February 29, 2000.

Report of Independent Public Accountants



To the Board of Trustees and Shareholders of Nuveen Institutional Tax-Exempt Money Market Fund

We have audited the accompanying statement of net assets of the Nuveen Institutional Tax-Exempt Money Market Fund (a Massachusetts business trust) including the portfolio of investments, as of February 29, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Institutional Tax-Exempt Money Market Fund as of February 29, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.



ARTHUR ANDERSEN LLP

Chicago, Illinois
April 14, 2000

SERVING INVESTORS
FOR GENERATIONS


[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

John Nuveen, Sr.


A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Adviser Today

To find out how the Nuveen Innovation Fund might round out your investment portfolio, contact your financial adviser today. Or call Nuveen at (800)
257.8787 for more information. Ask your adviser or call for a prospectus which details risks, fees and expenses. Please read the prospectus carefully before you invest.


NUVEEN INVESTMENTS

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com

ANNUAL REPORT February 29, 2000


NUVEEN
Investments


NUVEEN

MONEY MARKET

FUNDS



[PHOTO APPEARS HERE]
                                   Municipal

                                   California Tax-Exempt

                                   New York Tax-Exempt

    Contents

 1  Dear Shareholder
 3  Nuveen Money Market Funds Spotlight
 4  Portfolio of Investments
12  Statement of Net Assets
13  Statement of Operations
14  Statement of Changes in Net Assets
17  Notes to Financial Statements
21  Financial Highlights
22  Report of Independent Public Accountants
23  Shareholder Meeting Report
25  Fund Information

DEAR

Shareholder,


Setting financial goals is an important first step toward building wealth. At Nuveen Investments, we believe those goals should not be considered ends in themselves. Rather, you and your financial advisor's focus should be on realizing your life's dreams - the things that matter most to you and how you can make them happen - or make them better.

Through a well-crafted financial plan, you have the chance to shape future generations - to broaden your sphere of influence - to leave your legacy.

As you develop that plan, you'll want to consider the different ways your success can benefit others. You may find that you want to create a new set of goals to achieve this. Working with your financial advisor, you have the ability to make those dreams a reality - for yourself and future generations.


A Trusted Resource As you face some of the most important, lasting decisions you and your family will make, you'll want to draw upon the support, counsel and objectivity of a trusted advisor. That's because your financial advisor has the expertise and access to other professionals who can help you make informed choices - choices that affect not only your loved ones today, but those your legacy will touch in the future.

     Your financial advisor can provide sound financial insight, an integrated approach to your investments and can serve as a knowledgeable friend with your family's best interest at heart.

Family Wealth Management Too often, family wealth management is thought of in one dimension - as the stewardship of your household's financial resources. At Nuveen Investments, we think of family wealth management as the map to help you reach your financial, and your life's, destinations. It's a multi-faceted strategy to plan for not just your needs, but the needs of future generations.

     We are dedicated to helping you and your financial advisor develop a family wealth management strategy unique to you and your goals and values.


The Economic Environment You may be reading this report at the suggestion of your financial advisor. I want to briefly report on the economic environment in which your Nuveen investment performed.

     The end of your fund's fiscal period, February 29, 2000, was an important day in our nation's economic life. It marked the 107th month of continued economic expansion, the longest period of expansion in history. The only period to rival that length was the 106-month expansion from February 1961 to December 1969, a period known best for its military conflicts, domestic unrest and soaring inflation.

     That was then; this is now.

     The vigilant inflationary watch of Federal Reserve Chairman Alan Greenspan, the growth of the Internet and other technology-related developments and the globalization of the economy are three reasons for continued economic health.


[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger
Chairman of the Board


 "We are dedicated to helping you and your financial advisor develop a family wealth management strategy unique to you and your goals and values."



                                                           ANNUAL REPORT  page 1

     In their battle to keep inflation at bay, Greenspan's Fed raised interest rates on February 2, 2000 and again on March 21, 2000. The latest increase marked the fifth time the Fed has raised the federal funds rate - the interest that banks charge each other on overnight loans - since June 1999.

     Over the short term, the inflation threat has meant increased price fluctuations in the equity markets. Part of that is due to the fact that investors and the various markets have been watching -- and reacting to -- every announcement concerning economic statistics.

     Longer term, there's still faith in the emerging paradigm, which holds that improvements in productivity enable us to have both economic growth and low inflation at the same time. The 1960's 106-month expansion that I noted earlier was fueled by government spending. Today's economy has been fueled by consumer spending and improved productivity.


Performance Review I'm pleased to report that despite market volatility, Nuveen's municipal money market funds continued to provide investors with attractive short-term rates. As of February 29, 2000, Nuveen Municipal Money Market Fund offered investors a 7-day tax-free yield of 3.01%, which represented a taxable-equivalent yield of 4.36% for investors in the 31% federal income tax bracket. The tax-free 7-day yields for the two state money market funds were 2.99% for New York and 2.34% for California. The taxable-equivalent yield for New York was 4.64% for investors in the 35.5% combined federal and state income tax bracket. The taxable-equivalent yield for California was 3.74% for investors in the 37.5% combined federal and state income tax bracket. Please see the Fund Spotlight in this report for more information.


In Closing We believe the potential presence of inflation and price swings in the markets reinforce the importance of working with an advisor, staying focused on the long term and adhering to your financial plan. With a sound plan in place, you may be better positioned to weather the markets' ups and downs. As you pursue your life's dreams, your financial advisor can serve as a valuable resource in helping you keep short-term market events in perspective while you focus on your overall financial plan.

     For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

     Since 1898, Nuveen has been synonymous with investments that stand the test of time. We are committed to maintaining that reputation and working with financial advisors to provide investment solutions that help individuals achieve their lives dreams. Thank you for your continued confidence.

Sincerely,

/s/Tim Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 14, 2000


Nuveen is dedicated to providing investors access to a team of highly experienced investment managers, each overseeing portfolios within their specific areas of expertise. This select group of asset management firms directs the investment activities of the Nuveen Mutual Funds. Nuveen has chosen them for their rigorously disciplined investment approaches and their focus on consistent long-term performance.

Drawing on decades of experience and specialized knowledge, these skilled asset managers have earned reputations for excellence in their fields of expertise, whether it is blue-chip growth stocks, large-cap value stocks, bonds or international securities.

Nuveen's income-oriented funds feature portfolio management by Nuveen Investment Advisory Services (NIAS). NIAS follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing upon 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence and trading leverage of a market leader.


ANNUAL REPORT  page 2

Terms To Know


SEC Yield A standardized calculation that the Securities and Exchange Commission requires mutual funds to use when advertising rates of income return. This standardized rate ensures that investors are comparing "apples to apples" when comparing advertisements from different mutual fund companies.

Taxable Equivalent Yield The yield that would have to be earned on a security to pay as much, after tax, as what is earned from a tax-exempt bond.


Past performance is no guarantee of future results.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the fund serves to preserve the value of an investment in the fund at $1.00 per share, it is possible to lose money by investing in the fund.



Fund Spotlight as of February 29, 2000


NUVEEN MUNICIPAL MONEY MARKET FUND

Portfolio Statistics
Inception Date                                             11/82
-----------------------------------------------------------------
Net Assets                                        $242.7 million
-----------------------------------------------------------------
Average Weighted Maturity                             27.37 days
-----------------------------------------------------------------


Tax-Free Yields
SEC 7-Day Yield                                            3.01%
-----------------------------------------------------------------
SEC 30-Day Yield                                           2.80%
-----------------------------------------------------------------


Taxable Equivalent
(based on a federal income tax rate of 31%)
SEC 7-Day Yield                                            4.36%
-----------------------------------------------------------------
SEC 30-Day Yield                                           4.06%
-----------------------------------------------------------------


Diversification (as a % of market value)
Education and Civic Organizations                            11%
-----------------------------------------------------------------
Long-Term Care                                               11%
-----------------------------------------------------------------
Tax Obligation (General)                                     11%
-----------------------------------------------------------------
Utilities                                                    11%
-----------------------------------------------------------------
Capital Goods                                                10%
-----------------------------------------------------------------
Healthcare                                                   10%
-----------------------------------------------------------------
Housing (Multifamily)                                        10%
-----------------------------------------------------------------
Industrial/Other                                              9%
-----------------------------------------------------------------
Basic Material                                                8%
-----------------------------------------------------------------
Consumer Cyclicals                                            5%
-----------------------------------------------------------------
Consumer Staples                                              2%
-----------------------------------------------------------------
Tax Obligation (Limited)                                      1%
-----------------------------------------------------------------
Transportation                                                1%
-----------------------------------------------------------------


NUVEEN CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

Portfolio Statistics
Inception Date                                              3/86
-----------------------------------------------------------------
Net Assets                                         $55.5 million
-----------------------------------------------------------------
Average Weighted Maturity                             31.52 days
-----------------------------------------------------------------


Tax-Free Yields
SEC 7-Day Yield                                            2.34%
-----------------------------------------------------------------
SEC 30-Day Yield                                           2.20%
-----------------------------------------------------------------


Taxable Equivalent
(based on a combined federal and state income tax rate of 37.5%)
SEC 7-Day Yield                                            3.74%
-----------------------------------------------------------------
SEC 30-Day Yield                                           3.52%
-----------------------------------------------------------------


Diversification (as a % of market value)
Tax Obligation (General)                                     18%
-----------------------------------------------------------------
Healthcare                                                   14%
-----------------------------------------------------------------
Utilities                                                    14%
-----------------------------------------------------------------
Tax Obligation (Limited)                                     13%
-----------------------------------------------------------------
Housing (Multifamily)                                        12%
-----------------------------------------------------------------
Transportation                                                9%
-----------------------------------------------------------------
Water and Sewer                                               6%
-----------------------------------------------------------------
Capital Goods                                                 5%
-----------------------------------------------------------------
Consumer Staples                                              5%
-----------------------------------------------------------------
Industrial (Other)                                            4%
-----------------------------------------------------------------


NUVEEN NEW YORK TAX-EXEMPT MONEY MARKET FUND

Portfolio Statistics
Inception Date                                              2/87
-----------------------------------------------------------------
Net Assets                                         $31.6 million
-----------------------------------------------------------------
Average Weighted Maturity                             29.01 days
-----------------------------------------------------------------


Tax-Free Yields
SEC 7-Day Yield                                            2.99%
-----------------------------------------------------------------
SEC 30-Day Yield                                           2.73%
-----------------------------------------------------------------


Taxable Equivalent
(based on a combined federal and state income tax rate of 35.5%)
SEC 7-Day Yield                                            4.64%
-----------------------------------------------------------------
SEC 30-Day Yield                                           4.23%
-----------------------------------------------------------------


Diversification (as a % of market value)
Tax Obligation (General)                                     30%
-----------------------------------------------------------------
Education and Civic Organizations                            17%
-----------------------------------------------------------------
Housing (Multifamily)                                        15%
-----------------------------------------------------------------
Transportation                                                9%
-----------------------------------------------------------------
Utilities                                                     9%
-----------------------------------------------------------------
Healthcare                                                    7%
-----------------------------------------------------------------
Long-Term Care                                                6%
-----------------------------------------------------------------
Consumer Cyclicals                                            3%
-----------------------------------------------------------------
Industrial (Other)                                            2%
-----------------------------------------------------------------
Water and Sewer                                               2%
-----------------------------------------------------------------




                                                           ANNUAL REPORT  page 3

                    Portfolio of Investments

                    Nuveen Municipal Money Market Fund
                    February 29, 2000


   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Alabama - 1.5%

    $  1,500   Industrial Development Board of the City of Citronelle, Alabama, Pollution Control               Aa-2    $ 1,500,000
                 Revenue Bonds, Series 1992 Refunding (Akzo Chemicals Inc. Project), Variable Rate
                 Demand Bonds, 4.050%, 2/01/04+

       2,250   Jefferson County, Alabama, Public Improvement Warrants, Series 1988 (Briarwood                    N/R      2,250,000
                 Presbyterian Church Project), Variable Rate Demand Bonds, 4.278%, 5/01/08+

-----------------------------------------------------------------------------------------------------------------------------------
               Arizona - 1.4%

       3,300   Maricopa County Pollution Control Corporation, Pollution Control Revenue Refunding               A-1+      3,300,000
                 Bonds (Arizona Public Service Company - Palo Verde Project), 1994 Series A, Variable
                 Rate Demand Bonds, 3.750%, 5/01/29+

-----------------------------------------------------------------------------------------------------------------------------------
               Florida - 2.8%

       3,100   Pasco County Housing Finance Authority, Multi-Family Housing Revenue Bonds (Carlton Arms       VMIG-1      3,100,000
                 of Magnolia Valley Project), Series 1985, Variable Rate Demand Bonds, 3.975%, 12/01/07+

       3,800   Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Commercial         A-1+      3,800,000
                 Paper Notes, 3.350%, 3/13/00

-----------------------------------------------------------------------------------------------------------------------------------
               Illinois - 10.5%

       7,000   Illinois Development Finance Authority, Pollution Control Revenue Bonds (Diamond-Star             P-1      7,000,000
                 Motors Corporation Project), Series 1985, Variable Rate Demand Bonds, 4.800%, 12/01/08+

       6,000   Illinois Educational Facilities Authority, Shedd Aquarium Society, Series 1987B,               VMIG-1      6,000,000
                 Commercial Paper, 3.450%, 7/18/00

       3,300   Illinois Health Facilities Authority, Healthcorp Affiliates, Series 1990 (Central              VMIG-1      3,300,000
                 Du Page Hospital Association), Variable Rate Demand Revenue Bonds, 3.900%, 11/01/20+

       5,430   City of Chicago, Illinois, Revenue Bonds (De La Salle Institute Project), Series 1997,           A-1+      5,430,000
                 Variable Rate Demand Bonds, 3.950%, 4/01/27+

       1,065   County of Lake, Illinois, Variable Rate Demand Industrial Development Revenue Bonds,              N/R      1,065,000
                 Series 1996A (Lake County Press, Inc. Project), 4.000%, 4/01/16+ (Alternative Minimum
                 Tax)

       1,550   City of McHenry, Illinois, Variable Rate Demand Multifamily Housing Revenue Refunding             N/R      1,550,000
                 Bonds (Westside Crest Apartments Project), Series 1996A, 4.000%, 3/01/21+ (Alternative
                 Minimum Tax)

       1,000   City of McHenry, Illinois, Variable Rate Demand Multifamily Housing Revenue Refunding             N/R      1,000,000
                 Bonds (Fawn Ridge Apartments Project), Series 1998, 4.000%, 12/01/24+ (Alternative
                 Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Indiana - 3.1%

       3,615   City of Lawrence, Indiana, Adjustable Rate Economic Development Revenue Bonds, Series 1998       A-1+      3,615,000
                 (Lawrence Affordable Housing, LLC Project), Variable Rate Demand Bonds, 3.950%, 9/01/28+
                 (Alternative Minimum Tax)

       4,000   Tippecanoe School Corporation, Indiana, Temporary Loan Warrants, 4.750%, 12/29/00                 N/R      4,014,333

-----------------------------------------------------------------------------------------------------------------------------------
               Iowa - 6.6%

       8,800   Iowa Finance Authority, Solid Waste Disposal Revenue (Cedar River Paper Company), Variable       A-1+      8,800,000
                 Rate Demand Bonds, Series 1995A, 3.950%, 5/01/25+ (Alternative Minimum Tax)

       4,400   Iowa Higher Education Loan Authority, Private College Variable Rate Demand Revenue Bonds          N/R      4,400,000
                 (Maharishi University Project), Series 1999, 3.900%, 3/01/29+

       2,900   City of Eddyville, Iowa, Industrial Development Revenue Bonds (Heartland Lysine, Inc.             N/R      2,900,000
                 Project), Series 1985, Variable Rate Demand Bonds, 4.300%, 11/01/03+

-----------------------------------------------------------------------------------------------------------------------------------
               Kansas - 2.9%

       2,100   Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group),            A-1+      2,100,000
                 Series 1998BB, Variable Rate Demand Bonds, 3.850%, 11/15/28+

       5,000   City of Olathe, Kansas, Recreational Facilities Revenue, Series 1999B (YMCA of Kansas          VMIG-1      5,000,000
                 City Project), Variable Rate Demand Bonds, 4.000%, 11/01/14+

   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Kentucky - 6.8%

     $ 1,600   Carroll County Collateralized Solid Waste Disposal Facilities (Kentucky Utilities              VMIG-1    $ 1,600,000
                 Company Project), Variable Rate Demand Bonds, Series 1994A, 3.950%, 11/01/24+
                 (Alternative Minimum Tax)

       3,100   City of Covington, Kentucky, Industrial Building Revenue Bonds, Series 1999 (Baptist              N/R      3,100,000
                 Convalescent Center Project), Variable Rate Demand Bonds, 3.860%, 4/01/19+

       9,005   Hancock County, Kentucky, Industrial Building Revenue Refunding Bonds (Southwire Company          N/R      9,005,000
                 Project), Series 1990, Variable Rate Demand Bonds, 4.100%, 7/01/10+

       2,825   City of Wilmore, Kentucky, Adjustable Rate Demand Housing Facilities Revenue Bonds, Series        N/R      2,825,000
                 1999 (United Methodist Retirement Community, Inc. Project), 4.060%, 11/01/26+

-----------------------------------------------------------------------------------------------------------------------------------
               Louisiana - 0.6%

       1,410   Kentwood, Louisiana, Industrial Development Adjustable Rate Demand Revenue Bonds, Series         Aa-2      1,410,000
                 1993 Refunding (Suntory Water Group Inc.), 4.050%, 8/01/12+

-----------------------------------------------------------------------------------------------------------------------------------
               Massachusetts - 1.9%

       4,548   Town of Milton, Massachusetts, Bond Anticipation Notes, 4.500%, 8/16/00                           N/R      4,557,041

-----------------------------------------------------------------------------------------------------------------------------------
               Michigan - 3.5%

       7,100   Michigan Job Development Authority, Limited Obligation Revenue Bonds (Frankenmuth                 A-1      7,100,000
                 Bavarian Inn Motor Lodge Project), Series A, Variable Rate Demand Bonds, 4.000%,
                 9/01/15+

       1,375   Michigan Strategic Fund, Variable Rate Demand Limited Obligation Revenue Bonds, Series 2000       N/R      1,375,000
                 (Fastco Industries, Inc. Project), 4.000%, 1/01/16+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Minnesota - 2.0%

       4,825   City of Bloomington, Minnesota, Floating Rate Demand Commercial Revenue Bonds (James             A-1+      4,825,000
                 Avenue Associates Project), Series 1985, Variable Rate Demand Bonds, 3.950%, 12/01/15+

-----------------------------------------------------------------------------------------------------------------------------------
               Missouri - 8.6%

       2,000   Health and Educational Facilities Authority of the State of Missouri, Variable Rate              A-1+      2,000,000
                 Demand Bonds, Health Facilities Revenue Bonds (St. Francis' Medical Center), Series
                 1996A, 3.900%, 6/01/26+

       4,600   Health and Educational Facilities Authority of the State of Missouri, Variable Rate            VMIG-1      4,600,000
                 Demand Bonds, Health Facilities Revenue Bonds (Bethesda Barclay), Series 1996A, 4.000%,
                 8/15/26+

       2,150   Health and Educational Facilities Authority of the State of Missouri, School District           SP-1+      2,155,690
                 Advance Funding, Series 1999L, Windsor C-1 School District, 4.250%, 9/19/00

       8,000   State Environmental Improvement and Energy Resources Authority of Missouri, Unit Priced        VMIG-1      8,000,000
                 Demand Adjustable Pollution Control Revenue Bonds, Series 1985A (Union Electric
                 Company), Commercial Paper, 3.250%, 3/07/00

       4,000   The Industrial Development Authority of the County of Jackson, State of Missouri,              VMIG-1      4,000,000
                 Variable Rate Demand Recreational Facilities Revenue Bonds (YMCA of Greater Kansas
                 City Project), Series 1996A, 4.000%, 11/01/16+

-----------------------------------------------------------------------------------------------------------------------------------
               Montana - 2.1%

       5,000   Forsyth, Montana, Pollution Control Revenue Bonds (Pacificorp Colstrip), Variable                 N/R      5,000,000
                 Rate Demand Bonds, Series 1986, 3.950%, 12/01/16+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               New Hampshire - 2.1%

       5,000   New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Hunt             A-1      5,000,000
                 Community Issue, Series 1996, Variable Rate Demand Bonds, 3.900%, 5/01/26+

-----------------------------------------------------------------------------------------------------------------------------------
               New Jersey - 0.5%

       1,150   New Jersey Economic Development Authority, Economic Development Bonds (AJV Holdings,              N/R      1,150,000
                 L.L.C. - 1999 Project), Variable Rate Demand Bonds, 4.000%, 12/01/14+ (Alternative
                 Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Ohio - 14.2%

       1,000   Ohio Housing Finance Agency, Residential Mortgage Revenue Notes (Mortgage Backed                MIG-1      1,000,000
                 Securities Program), 2000 Series A-2, 4.050%, 9/01/00 (Alternative Minimum Tax)

       2,500   Avon Local School District, Lorain County, Bond Anticipation Notes, Series 1999,                  N/R      2,504,543
                 School Improvement Bonds (General Unlimited Tax), 4.640%, 6/15/00

Portfolio of Investments

February 29, 2000


   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Ohio (continued)

     $ 7,000   Cuyahoga County, Ohio, Multifamily Revenue Bonds (National Terminal Apartments Project),          A-1    $ 7,000,000
                 Series 1999A, Variable Rate Demand Bonds, 4.010%, 7/01/29+

       5,005   County of Erie, Ohio, Adjustable Rate Demand Health Care Facilities Revenue Bonds (The         VMIG-1      5,005,000
                 Commons of Providence Project), Series 1996 B, Variable Rate Demand Bonds, 3.960%,
                 10/01/21+

       3,300   Fairborn City School District, Greene County, Bond Anticipation Notes, Series 1999,               N/R      3,306,879
                 School Improvement Bonds (General Unlimited Tax), 4.400%, 9/14/00

       3,315   County of Franklin, Ohio, Floating Rate Demand Hospital Financing Revenue Bonds, Series           N/R      3,315,000
                 1993 (Traditions at Mill Run Project), Variable Rate Demand Bonds, 4.040%, 11/01/14+

       3,000   Kings Local School District, Ohio, Bond Anticipation Notes, Series 1999, 4.190%, 3/01/00          N/R      3,000,000

       6,500   Lorain County, Ohio, Industrial Development Multiple Mode Revenue Bonds (Skill Tools              N/R      6,500,000
                 Project), Variable Rate Demand Bonds, Series 1999, 4.100%, 8/01/14+ (Alternative Minimum
                 Tax)

       2,610   City of Parma, Ohio, Adjustable Rate Industrial Development Revenue Bonds, Series 1999 (FDC       N/R      2,610,000
                 Realty Project), Variable Rate Demand Bonds, 4.060%, 12/01/19+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------

               Oregon - 1.2%

       3,000   Multnomah County School District 1J, Portland (Oregon), Series 1999, Tax and Revenue            MIG-1      3,004,803
                 Anticipation Notes, 4.000%, 6/30/00

-----------------------------------------------------------------------------------------------------------------------------------
               Pennsylvania - 2.1%

       2,175   Butler County Industrial Development Authority (Pennsylvania), Industrial Development             N/R      2,175,000
                 Revenue Bonds (Wise Business Forms Project), Series 1997, Variable Rate Demand Bonds,
                 3.960%, 8/01/18+

       3,000   Philadelphia School District, Tax and Revenue Anticipation Notes, Series 1999, 4.000%,          MIG-1      3,005,266
                 6/30/00

-----------------------------------------------------------------------------------------------------------------------------------
               Tennessee - 1.6%

       4,000   The Industrial Development Board of the City of Memphis and County of Shelby, Tennessee,          N/R      4,000,000
                 Industrial Development Refunding Revenue Bonds, Series 1999 (Techno Steel Corp.) (Tomen
                 Corporation Guarantor), Variable Rate Demand Bonds, 4.140%, 10/01/11+ (Alternative Minimum
                 Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Texas - 8.0%

       7,000   Brownsville, Texas, Utilities System, Commercial Paper Notes, Series A, 3.800%, 4/14/00          A-1+      7,000,000

       2,000   Brownsville, Texas, Utilities System, Commercial Paper Notes, Series A, 3.550%, 5/19/00          A-1+      2,000,000

       7,900   Midlothian Industrial Development Corporation, Exempt Facilities Revenue Bonds (Texas          VMIG-1      7,900,000
                 Industries, Inc. Project), Variable Rate Demand Bonds, Series 1999, 3.950%, 5/01/29+
                 (Alternative Minimum Tax)

       2,500   Sabine River Authority of Texas, Collateralized Pollution Control, Variable Rate Demand          A-1+      2,500,000
                 Bonds (Texas Utilities Electric Company), 3.900%, 4/01/30+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Vermont - 1.3%

       3,195   Vermont Economic Development Authority, Variable Rate Demand Revenue Bonds (Vermont Pure          N/R      3,195,000
                 Springs, Inc. Project), 1999 Series A, 4.000%, 1/01/20+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Virginia - 0.9%

       2,235   Virginia Small Business Financing Authority, Variable Rate Demand Industrial Development          N/R      2,235,000
                 Revenue Bonds, Series 1999 (Coral Graphic Services of Virginia, Inc. Project), 4.000%,
                 11/01/06+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Washington - 7.6%

       4,400   Washington Health Care Facilities Authority, Variable Rate Demand Revenue Bonds, Series           A-2      4,400,000
                 1984 (Adventist Health System-West/Walla Walla General Hospital), 3.710%, 9/01/09+

       1,720   Washington State Housing Finance Commission, Variable Rate Demand Multifamily Revenue             A-1      1,720,000
                 Bonds (LTC Properties, Inc. Project), Series 1995, 4.100%, 12/01/15+ (Alternative
                 Minimum Tax)

       1,775   Washington State Housing Finance Commission, Variable Rate Demand Multifamily Revenue             A-1      1,775,000
                 Bonds (Summer Ridge Apartments Project), Series 1999A, 4.150%, 12/02/29+ (Alternative
                 Minimum Tax)

       5,000   Washington State Housing Finance Commission, Multifamily Revenue Bonds, Series 1999A              A-1      5,000,000
                 (Regency Park Apartments Project), Variable Rate Demand Bonds, 4.150%, 10/01/29+
                 (Alternative Minimum Tax)


   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Washington (continued)

     $ 2,500   Lake Tapps Parkway Properties, Washington, Special Revenue Bonds, Series 1999B,                VMIG-1    $ 2,500,000
                 Variable Rate Demand Bonds, 3.900%, 12/01/19+

       3,000   Port Benton Economic Development Corporation, Washington, Solid Waste Revenue                     N/R      3,000,000
                 Bonds, Series 1999B (ATG Inc. Project), Variable Rate Demand Bonds, 4.000%,
                 11/01/14+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Wisconsin - 6.0%

       7,600   Wisconsin Health and Educational Facilities Authority, Commercial Paper (Alexian               VMIG-1      7,600,000
                 Village of Milwaukee, Inc.-Refinancing), Series 1988A, 3.600%, 3/28/00

       3,000   Wisconsin Health and Educational Facilities Authority, Adjustable Put Option Revenue              A-1      3,000,000
                 Bonds, Series 1997 (Froedtert Memorial Lutheran Hospital Trust), 3.980%, 4/01/27+

       2,910   City of Milwaukee, Wisconsin, Variable Rate Demand Industrial Development Revenue                 N/R      2,910,000
                 Bonds, Series 1998 (Midwest Express Airlines, Inc. Project), 4.050%, 8/01/30+
                 (Alternative Minimum Tax)

       1,150   City of New Berlin, Wisconsin, Adjustable Rate Industrial Development Revenue Bonds,              N/R      1,150,000
                 Series 1992 (Wenninger Project), 4.000%, 4/01/07+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
    $242,088   Total Investments - 99.8%                                                                                242,138,555
============-----------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.2%                                                                         559,931
               --------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                       $242,698,486
               ====================================================================================================================



     *  Ratings (not covered by the report of independent public accountants):
        Using the higher of Standard & Poor's or Moody's rating.

   N/R  Investment is not rated.

     + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                 See accompanying notes to financial statements.

Portfolio of Investments
Nuveen California Tax-Exempt Money Market Fund
February 29, 2000

   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Capital Goods - 5.4%

     $ 3,000   California Pollution Control Financing Authority, Solid Waste Disposal, Series                 VMIG-1    $ 3,000,000
                 1994A (Western Waste Industries), Variable Rate Demand Revenue Bonds, 2.750%,
                 10/01/06+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Consumer Staples - 5.4%

       3,000   San Dimas Industrial Development Revenue Bonds (Bausch & Lomb Incorporated), Series               N/R      3,000,000
                 1985, Variable Rate Demand Bonds, 4.050%, 12/01/15+

-----------------------------------------------------------------------------------------------------------------------------------
               Health Care - 13.5%

       2,500   California Health Facilities Financing Authority, Hospital Revenue Bonds, Series 1998A         VMIG-1      2,500,000
                 (Adventist Health System West), Variable Rate Demand Bonds, 3.200%, 9/01/28+

       2,500   California Health Facilities Authority (St. Joseph Health System), Series 1991B, Variable      VMIG-1      2,500,000
                 Rate Demand Bonds, 3.200%, 7/01/09+

       2,500   The City of Newport Beach (Orange County, California), Series 1992 (Hoag Memorial              VMIG-1      2,500,000
                 Presbyterian Hospital), Variable Rate Demand Bonds, 3.250%, 10/01/22+

-----------------------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 11.8%

       2,570   City of Chico, California, Multifamily Housing Revenue Refunding Bonds, Series 1995A              N/R      2,570,000
                 (Sycamore Glen Project), Variable Rate Demand Bonds, 4.150%, 4/07/14+

       1,000   Los Angeles Community Redevelopment Agency, Multifamily Housing Revenue, Series 1985           VMIG-2      1,000,000
                 (Skyline at South Park Apartments - Phase II), Variable Rate Demand Bonds, 5.550%,
                 12/01/05+

       3,000   Housing Authority of the County of Santa Cruz, Variable Rate Demand Bonds, Multifamily           A-1+      3,000,000
                 Housing Revenue Bonds (Paloma del Mar Apartments), 1992 Issue A, 2.850%, 6/01/22+
                 (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Industrial/Other - 3.7%

       2,030   Industrial Development Authority of the County of Riverside, California, Variable                A-1+      2,030,000
                 Rate Demand Bonds, Industrial Development Revenue Bonds, Series 1997 (Merrick Engineering,
                 Inc. Project), 3.000%, 3/01/27+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 18.3%

       2,000   State of California, Commercial Paper Notes, General Obligation, 3.000%, 3/10/00                 A-1+      2,000,000

       2,400   Hillsborough City School District (County of San Mateo, California), 1999 Tax and Revenue       SP-1+      2,409,011
                 Anticipation Notes, 4.250%, 8/30/00

       2,000   Millbrae School District (County of Mateo, California), Tax and Revenue Anticipation            SP-1+      2,003,832
                 Notes, Series 1999, 4.000%, 6/30/00

       2,500   City of Ontario (County of San Bernardino, California), 1999 Tax and Revenue Anticipation       SP-1+      2,504,633
                 Notes, 4.000%, 6/30/00

       1,250   San Carlos School District (County of San Mateo, California), 1999 Tax and Revenue              SP-1+      1,252,397
                 Anticipation Notes, 4.000%, 6/30/00

-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 12.6%

       2,000   Hacienda La Puente Unified School District, Certificates of Participation, Adult Education     VMIG-1      2,000,000
                 Facility Financing Project, Series 1999, Variable Rate Demand Obligations, 2.550%,
                 10/01/09+

       2,000   Orange County Improvement Bond Act of 1915, Irvine Coast Assessment District No. 88-1,         VMIG-1      2,000,000
                 Limited Obligation Improvement, Variable Rate Demand Bonds, 3.200%, 9/02/18+

       3,000   San Joaquin County Transportation Authority, Sales Tax Revenue, Commercial Paper Notes,          A-1+      3,000,000
                 3.150%, 3/16/00

   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Transportation - 9.1%

     $ 2,000   San Diego Unified Port District, Subordinate Airport Revenue (Lindberg Field),             A-1+    $ 2,000,000
                 Series B, Commercial Paper Notes, 2.800%, 3/06/00

       3,025   San Francisco Airport Commission, Commercial Paper Notes, 3.300%, 4/04/00                        A-1+      3,025,000

-----------------------------------------------------------------------------------------------------------------------------------
               Utilities - 13.5%

       2,500   California Pollution Control Financing Authority, Pollution Control Refunding Revenue            A-1+      2,500,000
                 Bonds (Pacific Gas and Electric Company), 1997 Series B, Variable Rate Demand Bonds,
                 3.150%, 11/01/26+ (Alternative Minimum Tax)

       2,500   Los Angeles Department of Water and Power, Electric Plant, Commercial Paper Notes,               A-1+      2,500,000
                 2.750%, 4/13/00

       2,500   Sacramento Municipal Utility District, Commercial Paper Notes, 2.650%, 5/12/00                 VMIG-1      2,500,000

-----------------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 6.1%

       3,360   Hillsborough (California), Certificates of Participation, Water and Sewer System Project,         A-1      3,360,000
                 Series 1995A, Variable Rate Demand Bonds, 3.850%, 6/01/15+

-----------------------------------------------------------------------------------------------------------------------------------
     $55,135   Total Investments - 99.4%                                                                                 55,154,873
===============--------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - 0.6%                                                                         358,805
               --------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                        $55,513,678
               ====================================================================================================================


     *  Ratings (not covered by the report of independent public accountants):
        Using the higher of Standard & Poor's or Moody's rating.

   N/R  Investment is not rated.

     + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.

                    Portfolio of Investments

                    Nuveen New York Tax-Exempt Money Market Fund
                    February 29, 2000


   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Consumer Cyclicals - 3.2%

     $ 1,000   Dutchess County Industrial Development Agency, Industrial Development Revenue Bonds               A-1    $ 1,000,000
                 (Toys "R" Us - NYTEX Inc. Facility), Series 1984, Variable Rate Demand Bonds, 3.975%,
                 11/01/19+

-----------------------------------------------------------------------------------------------------------------------------------
               Education and Civic Organizations - 17.4%

       1,300   Dormitory Authority of the State of New York, New York Founding Charitable Corporation         VMIG-1      1,300,000
                 Revenue Bonds, Series 1997, Variable Rate Demand Bonds, 3.750%, 7/01/12+

       1,400   Madison County Industrial Development Agency (New York), Civic Facility Revenue, Series           A-2      1,400,000
                 1999 (Cazenovia College), Variable Rate Demand Bonds, 4.100%, 6/01/19+

       1,400   County of Monroe Industrial Development Agency, New York, Variable Rate Demand Revenue         VMIG-1      1,400,000
                 Bonds (CHF - Rochester, L.L.C. - Rochester Institute of Technology Project), Series
                 1999A, 3.850%, 6/01/29+

       1,400   New York City Industrial Development Agency, Revenue Bonds, Series 1989, Audubon Society,        A-1+      1,400,000
               Variable Demand Revenue Bonds, 3.700%, 12/01/14+

-----------------------------------------------------------------------------------------------------------------------------------
               Health Care - 7.6%

       1,000   New York State Dormitory Authority, Sloan Kettering Cancer Center, Series 1989C, Variable      VMIG-1      1,000,000
                 Rate Demand Revenue Bonds, 3.700%, 7/01/19+

       1,400   New York State Housing Finance Agency, The Hospital for Special Surgery, Series 1985A, HSS     VMIG-1      1,400,000
                 Properties Corporation, Variable Rate Demand Bonds, 3.800%, 11/01/10+

-----------------------------------------------------------------------------------------------------------------------------------
               Housing/Multifamily - 15.2%

       1,000   New York City Housing Development Corporation, Multifamily Rental Housing Revenue Bonds          A-1+      1,000,000
                 (Brittany Development), 1999 Series A, Variable Rate Demand Bonds, 3.800%, 6/15/29+
                 (Alternative Minimum Tax)

       1,000   New York City Housing Development Corporation, Multifamily Rental Housing Revenue Bonds          A-1+      1,000,000
                 (One Columbus Place Development), 1998 Series A, Variable Rate Demand Bonds, 3.800%,
                 11/15/28+ (Alternative Minimum Tax)

       1,400   New York State Housing Finance Agency, Housing Revenue, Series 1995A (East 84th Street),       VMIG-1      1,400,000
                 Variable Rate Demand Bonds, 3.800%, 11/01/28+ (Alternative Minimum Tax)

       1,400   New York City Housing Development Corporation (Upper Fifth Avenue Project), Variable           VMIG-1      1,400,000
                 Rate Demand Bonds, 3.800%, 1/01/16+

-----------------------------------------------------------------------------------------------------------------------------------
               Industrial/Other - 2.5%

         800   Guilderland Industrial Development Agency, Variable Rate Demand Revenue Bonds (Northeastern       P-1        800,000
                 Industrial Park Project), Series 1993A, 3.800%, 12/01/08+

-----------------------------------------------------------------------------------------------------------------------------------
               Long-Term Care - 6.6%

         700   New York State Dormitory Authority, Revenue Bonds, Series 1995 (Beverwyck Inc.), Variable      VMIG-1        700,000
                 Rate Demand Bonds, 3.850%, 7/01/25+

       1,400   County of Otsego Industrial Development Agency (New York), Civic Facility Revenue Bonds           A-2      1,400,000
                 (St. James Retirement Community Project - Letter of Credit Secured), Series 1998A,
                 Variable Rate Demand Bonds, 3.800%, 8/01/28+

-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 31.3%

       1,400   State of New York, General Obligation Environmental Quality, Commercial Paper Notes,             A-1+      1,400,000
                 Series 1997A, 3.500%, 3/09/00

       1,400   Town of Hempstead, Nassau County, New York, Bond Anticipation Notes, Series 1999D,                N/R      1,401,550
                 4.250%, 5/09/00

       1,000   Mahopac Central School District, Putnam County, Bond Anticipation Notes, Series 2000A,            A-1      1,002,450
                 4.500%, 9/01/00 (WI)

   Principal                                                                                                              Amortized
Amount (000)   Description                                                                                  Ratings*           Cost
-----------------------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General (continued)

     $ 1,300   City of New York, General Obligation Bonds, Fiscal 1995 Series B, Variable Rate Demand         VMIG-1    $ 1,300,000
                 Bonds, 3.750%, 8/15/05+

       1,400   City of New York, General Obligation Bonds, Variable Rate Demand Bonds, Fiscal 1996            VMIG-1      1,400,000
                 Series J - Subseries J3, 3.800%, 2/15/16+

       1,000   Patchogue-Medford Union Free School District, Suffolk County, New York, Tax                     MIG-1      1,001,533
                 Anticipation Notes for 1999-2000, 4.250%, 6/28/00

       1,400   County of Schenectady, New York, Bond Anticipation Notes, Series 1999A, 4.25%, 3/22/00            N/R      1,400,359

       1,000   County of Westchester, New York, General Obligation Serial Bonds, 1997 Series D, 4.625%,          Aaa      1,005,312
                 11/15/00

-----------------------------------------------------------------------------------------------------------------------------------
               Transportation - 9.2%

       1,400   Metropolitan Transit Authority, New York, Transit Facilities, Commercial Paper Notes,            A-1+      1,400,000
                 3.700%, 6/09/00

         700   The Port Authority of New York and New Jersey, Versatile Structure Obligations, Series           A-1+        700,000
                 2, Variable Rate Demand Bonds, 3.750%, 5/01/19+

         800   The Port Authority of New York and New Jersey, Versatile Structure Obligations, Series         VMIG-1        800,000
                 4, Variable Rate Demand Bonds, 3.850%, 4/01/24+ (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
               Utilities - 8.8%

       1,400   New York State Energy Research and Development Authority (Niagara Mohawk Power                    P-1      1,400,000
                 Corporation), Pollution Control Revenue, Variable Rate Demand Bonds, Series 1986A,
                 3.800%, 12/01/26+ (Alternative Minimum Tax)

       1,400   Long Island Power Authority (New York), Electric System Revenue Bonds, Series 6 of 1998,       VMIG-1      1,400,000
                 Subordinate Lien, Variable Rate Demand Obligations, 3.700%, 5/01/33+

-----------------------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 1.6%

         500   New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,         VMIG-1        500,000
                 Fiscal 1996 Series A, Variable Rate Demand Bonds, 3.900%, 6/15/25+

-----------------------------------------------------------------------------------------------------------------------------------
     $32,700   Total Investments - 103.4%                                                                                32,711,204
============-----------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (3.4)%                                                                    (1,065,028)
               --------------------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                                        $31,646,176
               ====================================================================================================================


           * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

           N/R  Investment is not rated.

           + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

           (WI) Security purchased on a when-issued basis (note 1).


                                 See accompanying notes to financial statements.

Statement of Net Assets
February 29, 2000

                                                                                            Municipal   California     New York
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at amortized cost, which approximates
     market value                                                                        $242,138,555  $55,154,873  $32,711,204
Cash                                                                                               --       47,340           --
Receivables:
     Fund manager                                                                             438,199       32,887       14,553
     Interest                                                                               1,118,694      303,375      143,104
     Investments sold                                                                         100,000      175,000           --
Other assets                                                                                    1,625          181          274
-----------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                         243,797,073   55,713,656   32,869,135
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                                                142,667           --       78,753
Payable for investments purchased                                                                  --           --    1,002,450
Accrued expenses:
     12b-1 fees                                                                               185,713       58,063       31,886
     Other                                                                                    241,475       47,497       41,118
Dividends payable                                                                             528,732       94,418       68,752
-----------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                      1,098,587      199,978    1,222,959
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                              $242,698,486  $55,513,678  $31,646,176
-----------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                                        242,698,486   55,513,678   31,646,176
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share (net assets divided
     by shares outstanding)                                                              $       1.00  $      1.00  $      1.00
-----------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of Operations
Year Ended February 29, 2000


                                                                             Municipal       California*        New York**
---------------------------------------------------------------------------------------------------------------------------
Investment Income                                                           $8,909,172        $1,192,029        $1,072,749
---------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                              1,241,259           149,466           130,249
12b-1 fees                                                                     333,532            68,137            58,581
Shareholders' servicing agent fees and expenses                                600,091            29,337            43,546
Custodian's fees and expenses                                                   57,687            24,461            21,277
Trustees' fees and expenses                                                      4,800               157               178
Professional fees                                                              110,931            29,323            18,140
Shareholders' reports - printing and mailing expenses                          156,292            29,859            10,470
Federal and state registration fees                                             22,954             3,460               188
Portfolio insurance expense                                                     25,832             2,489             2,330
Other expenses                                                                  27,589            14,997             3,926
---------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement         2,580,967           351,686           288,885
     Custodian fee credit                                                       (1,418)           (1,321)           (1,291)
     Expense reimbursement                                                    (657,154)         (131,921)         (101,182)
---------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                 1,922,395           218,444           186,412
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        6,986,777           973,585           886,337
Net realized gain from investment transactions                                      --                --                --
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                  $6,986,777        $  973,585        $  886,337
---------------------------------------------------------------------------------------------------------------------------

* California includes the operations of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the operations of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.

**New York includes the operations of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund through the close of business on June 25, 1999, and the operations of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.


                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets


                                                                                                   Municipal
----------------------------------------------------------------------------------------------------------------------
                                                                                           Year Ended      Year Ended
                                                                                              2/29/00         2/28/99
----------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                   $   6,986,777   $   7,273,829
Net realized gain from investment transactions                                                     --              --
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                  6,986,777       7,273,829
----------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders                                                              (6,986,777)     (7,273,829)
----------------------------------------------------------------------------------------------------------------------
Common Share Transactions
     (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                                          163,405,512     159,407,682
Net proceeds from shares issued to shareholders due to reinvestment of distributions        6,413,805       6,997,731
----------------------------------------------------------------------------------------------------------------------
                                                                                          169,819,317     166,405,413
Cost of shares redeemed                                                                  (179,474,987)   (184,774,094)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions                              (9,655,670)    (18,368,681)
Net assets at the beginning of year                                                       252,354,156     270,722,837
----------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                           $ 242,698,486   $ 252,354,156
----------------------------------------------------------------------------------------------------------------------


                                 See accompanying notes to financial statements.

                                                                     California
--------------------------------------------------------------------------------
                                                             Year Ended 2/29/00*
--------------------------------------------------------------------------------
Operations
Net investment income                                             $     973,585
Net realized gain from investment transactions                               --
--------------------------------------------------------------------------------
Net increase in net assets from operations                              973,585
--------------------------------------------------------------------------------
Distributions to Shareholders                                          (973,585)
--------------------------------------------------------------------------------
Common Share Transactions
     (at constant net asset value of $1 per share)
Net proceeds from shares issued in the reorganization
     of Nuveen California Tax-Free Money Market Fund
     Institutional Series                                             3,634,486
Net proceeds from sale of shares                                    103,596,018
Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                               615,227
--------------------------------------------------------------------------------
                                                                    107,845,731
Cost of shares redeemed                                            (166,093,543)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       (58,247,812)
Net assets at the beginning of year                                 113,761,490
--------------------------------------------------------------------------------
Net assets at the end of year                                     $  55,513,678
--------------------------------------------------------------------------------

*The year ended February 29, 2000, information includes the change in net assets of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.


                                                                     California
--------------------------------------------------------------------------------
                                                             Year Ended 2/28/99
--------------------------------------------------------------------------------
                                                                   Service Plan
                                                                         Series
--------------------------------------------------------------------------------
Operations
Net investment income                                             $   2,778,800
Net realized gain from investment transactions                               --
--------------------------------------------------------------------------------
Net increase in net assets from operations                            2,778,800
--------------------------------------------------------------------------------
Distributions to Shareholders                                        (2,778,800)
--------------------------------------------------------------------------------
Common Share Transactions
     (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                    295,788,047
Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                             2,604,802
--------------------------------------------------------------------------------
                                                                    298,392,849
Cost of shares redeemed                                            (271,546,956)
--------------------------------------------------------------------------------
Net increase in net assets from share transactions                   26,845,893
Net assets at the beginning of year                                  86,915,597
--------------------------------------------------------------------------------
Net assets at the end of year                                     $ 113,761,490
--------------------------------------------------------------------------------


                                 See accompanying notes to financial statements.

                                                                        New York
--------------------------------------------------------------------------------
                                                             Year Ended 2/29/00*
--------------------------------------------------------------------------------
Operations
Net investment income                                              $    886,337
Net realized gain from investment transactions                               --
--------------------------------------------------------------------------------
Net increase in net assets from operations                              886,337
--------------------------------------------------------------------------------
Distributions to Shareholders                                          (886,337)
--------------------------------------------------------------------------------
Common Share Transactions
     (at constant net asset value of $1 per share)
Net proceeds from shares issued in the reorganization of
     Nuveen New York Tax-Free Money Market Fund
     Service Plan series                                              1,473,077
Net proceeds from shares issued in the reorganization of
     Nuveen New York Tax-Free Money Market Fund
     Institutional series                                                16,667
Net proceeds from sale of shares                                     40,147,717
Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                               832,491
--------------------------------------------------------------------------------
                                                                     42,469,952
Cost of shares redeemed                                             (43,930,385)
--------------------------------------------------------------------------------
Net increase in net assets from share transactions                   (1,460,433)
Net assets at the beginning of year                                  33,106,609
--------------------------------------------------------------------------------
Net assets at the end of year                                      $ 31,646,176
--------------------------------------------------------------------------------

*The year ended February 29, 2000, information includes the changes in net assets of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund through June 25, 1999, and the changes in net assets of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                                                        New York
--------------------------------------------------------------------------------
                                                              Year Ended 2/28/99
--------------------------------------------------------------------------------
                                                               Distribution Plan
                                                                          Series
--------------------------------------------------------------------------------
Operations
Net investment income                                              $    835,048
Net realized gain from investment transactions                               --
--------------------------------------------------------------------------------
Net increase in net assets from operations                              835,048
--------------------------------------------------------------------------------
Distributions to Shareholders                                          (835,048)
--------------------------------------------------------------------------------
Common Share Transactions
     (at constant net asset value of $1 per share)
Net proceeds from sale of shares                                     16,651,466
Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                               810,058
--------------------------------------------------------------------------------
                                                                     17,461,524
Cost of shares redeemed                                             (13,209,032)
--------------------------------------------------------------------------------
Net increase in net assets from share transactions                    4,252,492
Net assets at the beginning of year                                  28,854,117
--------------------------------------------------------------------------------
Net assets at the end of year                                      $ 33,106,609
--------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Notes to Financial Statements


1. General Information and Significant Accounting Policies

The money market funds (the "Funds") covered in this report are Nuveen Municipal Money Market Fund ("Municipal"), formerly, Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Exempt Money Market Fund ("California"), formerly, Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund ("New York"), formerly, Nuveen New York Tax-Free Money Market Fund. Nuveen California Tax-Free Money Market Fund and Nuveen New York Tax-Free Money Market Fund were reorganized after the close of business on June 25, 1999, as previously approved by shareholders. As part of the reorganization of the Nuveen California Tax-Free Money Market Fund, the Service Plan series and the Institutional series were consolidated and renamed Class A in California. As part of the reorganization of the Nuveen New York Tax-Free Money Market Fund, the Service Plan series, the Distribution Plan series and the Institutional series were consolidated into New York.

Municipal is an open-end, diversified management company incorporated as a Maryland corporation on July 6, 1982. California and New York are each a series of the Nuveen Money Market Trust, an open-end management series investment company organized as a Massachusetts business trust on January 15, 1999.

Each Fund invests substantially all of its assets in a diversified portfolio of high quality, tax-exempt money market instruments for current income, the stability of principal, and the maintenance of liquidity.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

Each Fund invests in short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at February 29, 2000, the dollar-weighted average life was 27.37 days for Municipal, 31.52 days for California, and 29.01 days for New York).

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 29, 2000, New York had an outstanding when-issued purchase commitment of $1,002,450. There were no such outstanding purchase commitments in either Municipal or California.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end. The Fund may also distribute, from time to time, net ordinary taxable income and/or capital gains.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all of its tax-exempt net investment income, taxable ordinary income and/or net realized capital gains from investment transactions, if any, and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes for the California and New York Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds. All income dividends paid during the fiscal year ended February 29, 2000, have been designated Exempt Interest Dividends. Net ordinary taxable income and net realized capital gain distributions, if any, are subject to federal taxation.

12b-1 Plan

Effective after the close of business on June 25, 1999, each Fund pays a fee to reimburse John Nuveen & Co., Incorporated ("Nuveen"), a wholly owned subsidiary of the John Nuveen Company, the Funds' principal underwriter and distributor, for compensating authorized dealers of record, including Nuveen, for providing ongoing services to the Fund or its shareholders. Nuveen may pay additional amounts to such firms from its own resources at its discretion, and may retain any portion of the 12b-1 fees not paid to such firms.

Insurance Commitments

Effective April 1, 1999, the Funds purchased liability insurance to protect against a decline in the value of securities held in the Funds' portfolio caused by the default of securities owned by the Funds. This policy replaces a similar insurance policy from MBIA Insurance Corp. The insurance covers substantially all of the Funds' investments except U.S. Government securities. The maximum total coverage for all Nuveen money market funds is $50 million, with certain deductibles for each loss. The Funds pay the policy premiums. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Funds maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Derivative Financial Instruments

The Funds may invest in transactions in certain derivative financial instruments, including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 29, 2000.

Custodian Fee Credit

Each Fund has an agreement with the custodian bank whereby the custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Securities Transactions

Purchases and sales (including maturities) of investments in short-term municipal securities during the fiscal year ended February 29, 2000, were as follows:

                  Municipal        California*       New York**
----------------------------------------------------------------
Purchases        $712,414,542      $277,036,747      $78,781,139
Sales             721,330,000       396,669,150       81,280,000
----------------------------------------------------------------

*The securities transactions include the purchases and sales (including maturities) of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the purchases and sales (including maturities) of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.

**The securities transactions include the purchases and sales (including maturities) of the Nuveen New York Tax-Free Money Market Fund through the close of business on June 25, 1999, and the purchases and sales (including maturities) of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

At February 29, 2000, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At February 29, 2000, California had unused capital loss carryforwards of $25,566 available for federal income tax purposes to be applied against future capital gains if any. If not applied, $18,364 of the carryforwards will expire in the year 2003 and $7,202 will expire in the year 2008.

3. Composition of Net Assets

At February 29, 2000, the Funds had common stock authorized of $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                      Municipal       California     New York
--------------------------------------------------------------------------------
Capital paid in                       $  242,698,486  $55,539,244    $31,646,176
Accumulated net realized gain (loss)
     from investment transactions                 --      (25,566)            --
--------------------------------------------------------------------------------
Net assets                            $  242,698,486  $55,513,678    $31,646,176
--------------------------------------------------------------------------------
Authorized shares                      2,000,000,000    Unlimited      Unlimited
--------------------------------------------------------------------------------

4. Management Fees and Other Transactions with Affiliates

Prior to the close of business on June 25, 1999, under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                                      Management Fees
                                 -------------------------
Average Daily Net Assets          Municipal        CA, NY
----------------------------------------------------------
For the first $500 million        .500 of 1%    .400 of 1%
For the next $500 million         .475 of 1     .375 of 1
For net assets over $1 billion    .450 of 1     .350 of 1
----------------------------------------------------------

Prior to the close of business on June 25, 1999, pursuant to the management agreements, the Adviser was obligated to reduce the management fee or assume certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net assets of Municipal, and
 .55 of 1% of the average daily net assets of California and New York.

Effective after the close of business on June 25, 1999, as approved by shareholders, the management fee was as follows:

                                       Management Fees
                                  --------------------------
Average Daily Net Assets           Municipal         CA, NY
------------------------------------------------------------
For the first $125 million        .5000 of 1%    .4000 of 1%
For the next $125 million         .4875 of 1     .3875 of 1
For the next $250 million         .4750 of 1     .3750 of 1
For the next $500 million         .4625 of 1     .3625 of 1
For the next $1 billion           .4500 of 1     .3500 of 1
For net assets over $2 billion    .4250 of 1     .3250 of 1
------------------------------------------------------------

Although not obligated to do so pursuant to the new advisory agreements, the Adviser may for limited periods of time voluntarily agree to reimburse certain expenses of the Funds and has agreed to limit the total operating expenses of the Funds to .75 of 1% of the average daily net assets of Municipal and .55 of 1% of the average daily net assets of California and New York through December 31, 1999.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

5. Investment Composition

At February 29, 2000, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                     Municipal   California   New York
-----------------------------------------------------------------------
Basic Materials                              8%          --%        --%
Capital Goods                               10            5         --
Consumer Cyclicals                           5           --          3
Consumer Staples                             2            5         --
Education and Civic Organizations           11           --         17
Health Care                                 10           14          7
Housing/Multifamily                         10           12         15
Industrial/Other                             9            4          2
Long-Term Care                              11           --          6
Tax Obligation/General                      11           18         30
Tax Obligation/Limited                       1           13         --
Transportation                               1            9          9
Utilities                                   11           14          9
Water and Sewer                             --            6          2
-----------------------------------------------------------------------
                                           100%         100%       100%
-----------------------------------------------------------------------

At February 29, 2000, certain investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (90% for Municipal, 85% for California, and 82% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

              Financial Highlights

              Selected data for a share outstanding throughout each period:

                                                                                      Ratios/Supplemental Data
                                                           -------------------------------------------------------------------------
                                                                       Before Credit/            After              After Credit/
                                                                       Reimbursement        Reimbursement(a)      Reimbursement(b)
                                                                    ---------------------   ------------------  --------------------
MUNICIPAL                                                           Ratio of       Ratio  Ratio of       Ratio  Ratio of       Ratio
                                       Less                         Expenses      of Net  Expenses      of Net  Expenses      of Net
    Year Beginning            Distributions Ending        Ending          to  Investment        to  Investment        to  Investment
  Ending       Net        Net      from Net    Net           Net     Average   Income to   Average      Income   Average   Income to
February     Asset Investment    Investment  Asset  Total Assets         Net     Average       Net  to Average       Net     Average
  28/29,     Value     Income        Income  Value Return  (000)      Assets  Net Assets    Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------------------
  2000     $1.00      $.03       $(.03)      $1.00  2.79%  $242,698   1.03%      2.53%       .77%       2.79%      .77%      2.79%
  1999      1.00       .03        (.03)       1.00  2.85    252,354    .80       2.79        .75        2.84       .75       2.84
  1998      1.00       .03        (.03)       1.00  3.02    270,723    .81       2.96        .75        3.02       .75       3.02
  1997      1.00       .03        (.03)       1.00  2.87    304,087    .80       2.82        .75        2.87       .75       2.87
  1996      1.00       .03        (.03)       1.00  3.23    339,662    .79       3.18        .75        3.22       .75       3.22
------------------------------------------------------------------------------------------------------------------------------------

(a)  After expense reimbursement from the investment adviser, where applicable.
(b)  After custodian fee credit and expense reimbursement, where applicable.

                                                                                      Ratios/Supplemental Data
                                                           -------------------------------------------------------------------------
                                                                      Before Credit/             After              After Credit/
                                                                       Reimbursement        Reimbursement(a)      Reimbursement(b)
                                                                    ---------------------   ------------------  --------------------
CALIFORNIA*                                                         Ratio of       Ratio  Ratio of       Ratio  Ratio of       Ratio
                                       Less                         Expenses      of Net  Expenses      of Net  Expenses      of Net
    Year Beginning            Distributions Ending        Ending          to  Investment        to  Investment        to  Investment
  Ending       Net        Net      from Net    Net           Net     Average   Income to   Average      Income   Average   Income to
February     Asset Investment    Investment  Asset  Total Assets         Net     Average       Net  to Average       Net     Average
  28/29,     Value     Income        Income  Value Return  (000)      Assets  Net Assets    Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------------------
2000(c)    $1.00      $.03       $(.03)      $1.00  2.65%  $ 55,514    .93%      2.23%       .58%       2.58%      .58%      2.58%
1999        1.00       .03        (.03)       1.00  2.81    113,761    .59       2.75        .55        2.79       .55       2.79
1998        1.00       .03        (.03)       1.00  3.13     86,916    .58       3.09        .55        3.12       .55       3.12
1997        1.00       .03        (.03)       1.00  2.94     95,306    .59       2.89        .55        2.93       .55       2.93
1996        1.00       .03        (.03)       1.00  3.32     70,722    .56       3.28        .54        3.30       .54       3.30
------------------------------------------------------------------------------------------------------------------------------------

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund.
(a)  After expense reimbursement from the investment adviser, where applicable.
(b)  After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Service Plan series of the Nuveen California Tax-Free Money Market Fund through the close of business on June 25, 1999, and the financial highlights of the Nuveen California Tax-Exempt Money Market Fund from such date through February 29, 2000.

                                                                                      Ratios/Supplemental Data
                                                           -------------------------------------------------------------------------

                                                                       Before Credit/            After              After Credit/
                                                                       Reimbursement        Reimbursement(a)      Reimbursement(b)
                                                                    ---------------------   ------------------  --------------------
NEW YORK*                                                           Ratio of       Ratio  Ratio of       Ratio  Ratio of       Ratio
                                       Less                         Expenses      of Net  Expenses      of Net  Expenses      of Net
    Year Beginning            Distributions Ending        Ending          to  Investment        to  Investment        to  Investment
  Ending       Net        Net      from Net    Net           Net     Average   Income to   Average      Income   Average   Income to
February     Asset Investment    Investment  Asset  Total Assets         Net     Average       Net  to Average       Net     Average
  28/29,     Value     Income        Income  Value Return  (000)      Assets  Net Assets    Assets  Net Assets    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------------------
2000(c)    $1.00      $.03       $(.03)      $1.00  2.73%  $ 31,646    .89%      2.41%       .58%       2.72%      .57%      2.72%
1999        1.00       .03        (.03)       1.00  2.73     33,107    .72       2.54        .55        2.71       .55       2.71
1998        1.00       .03        (.03)       1.00  3.10     28,854    .89       2.75        .55        3.09       .55       3.09
1997        1.00       .03        (.03)       1.00  2.90     26,116    .92       2.52        .55        2.89       .55       2.89
1996        1.00       .03        (.03)       1.00  3.20     31,631    .94       2.80        .55        3.19       .55       3.19

* Information included prior to the year ended February 29, 2000, reflects the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund.
(a)  After expense reimbursement from the investment adviser, where applicable.
(b)  After custodian fee credit and expense reimbursement, where applicable.
(c) Information includes the financial highlights of the Distribution Plan series of the Nuveen New York Tax-Free Money Market Fund prior to the close of business on June 25, 1999, and the financial highlights of the Nuveen New York Tax-Exempt Money Market Fund from such date through February 29, 2000.

Report of Independent Public Accountants


To the Board of Directors/Trustees and Shareholders of Nuveen Municipal Money Market Fund
Nuveen California Tax-Exempt Money Market Fund
Nuveen New York Tax-Exempt Money Market Fund:


We have audited the accompanying statements of net assets of Nuveen Municipal Money Market Fund (a Maryland Corporation), Nuveen California Tax-Exempt Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund (each a series of the Nuveen Money Market Trust) (a Massachusetts business Trust), including the portfolios of investments, as of February 29, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2000, by correspondence with the custodian and brokers. As to securities purchased but not received, we requested confirmation from brokers, and when replies were not received, we carried out alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Municipal Money Markey Fund, Nuveen California Tax-Exempt Money Market Fund and Nuveen New York Tax-Exempt Money Market Fund as of February 29, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP

Chicago, Illinois
April 14, 2000

Shareholder Meeting Report
A special shareholder meeting was held in Chicago, Illinois on June 4, 1999

                                             Municipal    California    New York
--------------------------------------------------------------------------------
Approval of the Directors/Trustees
     was reached as follows:
Robert P. Bremner
     For                                     147,093,944  59,113,169  15,194,075
     Withhold                                  4,061,638   1,919,061     316,066
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Lawrence H. Brown
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Anne E. Impellizzeri
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Peter R. Sawers
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
William J. Schneider
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Timothy R. Schwertfeger
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Judith M. Stockdale
     For                                     147,131,185  59,113,169  15,194,264
     Withhold                                  4,024,397   1,919,061     315,877
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Ratification of auditors was reached
     as follows:
     For                                     138,560,834  53,840,864  14,799,429
     Against                                   3,174,394   3,063,841     130,944
     Abstain                                   9,420,354   4,127,525     579,768
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------
Approval of new investment management
     agreement:
     For                                     129,260,136  46,178,389  13,977,012
     Against                                   7,871,753  10,782,780     587,586
     Abstain                                  10,220,629   4,057,102     841,070
     Broker Non-Vote                           3,803,064      13,959     104,473
--------------------------------------------------------------------------------
     Total                                   151,155,582  61,032,230  15,510,141
--------------------------------------------------------------------------------

                                           Municipal    California      New York
--------------------------------------------------------------------------------
Approval of new Rule 12B-1 plan:
                                                      Service Plan  Service Plan
                                                            Series        Series
                                                      ------------- ------------
     For                                 123,428,990    12,791,022       875,823
     Against                              11,925,115     1,679,673        40,695
     Abstain                              11,998,412            --       177,290
     Broker Non-Vote                       3,803,065        12,626        49,075
--------------------------------------------------------------------------------
     Total                               151,155,582    14,483,321     1,142,883
--------------------------------------------------------------------------------
                                                      Distribution  Distribution
                                                       Plan Series   Plan Series
                                                      ------------- ------------
     For                                          --    27,367,030    12,920,231
     Against                                      --    11,959,853       598,979
     Abstain                                      --     4,339,386       775,982
     Broker Non-Vote                              --         1,331        55,399
--------------------------------------------------------------------------------
      Total                                       --    43,667,600    14,350,591
--------------------------------------------------------------------------------
                                                     Institutional Institutional
                                                       Plan Series   Plan Series
                                                     ---------------------------
     For                                          --     2,650,287        16,666
     Against                                      --       231,022            --
     Abstain                                      --            --            --
     Broker Non-Vote                              --            --            --
--------------------------------------------------------------------------------
     Total                                        --     2,881,309        16,666
--------------------------------------------------------------------------------
Approval of plan and agreement of
  reorganization:

     For                                 128,915,984    42,905,192    13,357,820
     Against                               7,097,985    13,833,850     1,166,721
     Abstain                              11,338,548     4,279,231       881,127
     Broker Non-Vote                       3,803,065        13,957       104,473
--------------------------------------------------------------------------------
     Total                               151,155,582    61,032,230    15,510,141
--------------------------------------------------------------------------------
Approval of amendments to the Fund's
  investment objective:

     For                                 129,579,240    44,422,103    14,087,953
     Against                               6,980,755    11,996,643       621,629
     Abstain                              10,792,522     4,599,527       696,086
     Broker Non-Vote                       3,803,065        13,957       104,473
--------------------------------------------------------------------------------
     Total                               151,155,582    61,032,230    15,510,141
--------------------------------------------------------------------------------
Approval of elimination of the Fund's
  fundamental investment policy on
  unseasoned issuers:

     For                                 126,900,773    44,732,732    13,431,154
     Against                               8,204,172    11,366,647     1,240,027
     Abstain                              12,247,572     4,918,894       734,487
     Broker Non-Vote                       3,803,065        13,957       104,473
--------------------------------------------------------------------------------
     Total                               151,155,582    61,032,230    15,510,141
--------------------------------------------------------------------------------
Approval of elimination of the Fund's
  fundamental investment policy on
  limitation on ownership of
  securities:

     For                                 126,807,484    45,973,400    13,371,249
     Against                               8,197,706    10,302,634     1,340,496
     Abstain                              12,347,327     4,742,239       693,923
     Broker Non-Vote                       3,803,065        13,957       104,473
--------------------------------------------------------------------------------
     Total                               151,155,582    61,032,230    15,510,141
--------------------------------------------------------------------------------

Fund Information



Board of Directors/Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Transfer Agent and Shareholder Services
Chase Global Funds Services
73 Tremont Street
Boston, MA 02108
(800) 257-8787


Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.


Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

John Nuveen, Sr.
[PHOTO APPEARS HERE]


                            SERVING

                                   INVESTORS

                               FOR GENERATIONS


A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Adviser Today

To find out how the Nuveen Innovation Fund might round out your investment portfolio, contact your financial adviser today. Or call Nuveen at (800) 257-8787 for more information. Ask your adviser or call for a prospectus which details risks, fees and expenses. Please read the prospectus carefully before you invest.



NUVEEN
Investments

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com